UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:    811-01597
                                      ------------------------------------------
_______________________________ STEWARD FUNDS, INC._____________________________
(Exact name of registrant as specified in charter)
5847 San Felipe Suite 4100 Houston, TX________________________________ 77057____
                     (Address of principal executive offices)         (Zip code)
_____BISYS Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219______
                             (Name and address of agent for service)
Registrant's telephone number, including area code:  800-262-6631
                                                   -----------------------------

Date of fiscal year end:   4/30/06
                        -------------------------

Date of reporting period:  7/31/05
                        -------------------------

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 ([SEC][SEC] 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549- 0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. [SEC] 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

     File the schedules as of the close of the reporting period as set forth in ([SEC][SEC] 210.12-12 - 12-14 of Regulation S-X [17 CFR 210.12-12 -
12-14]. The schedules need not be audited.

STEWARD FUNDS, INC.
STEWARD DOMESTIC ALL-CAP EQUITY FUND
Schedule of Portfolio Investments
July 31, 2005
(Unaudited)

                                                                                    VALUE
                                                       SHARES                         $
                                                       ------                        ---
COMMON STOCKS (98.2%)

AEROSPACE & DEFENSE (1.7%)
AAR Corp.(b)                                              870                   $    15,634
Aeroflex, Inc.(b)                                       2,160                        20,909
Alliant Techsystems, Inc.(b)                              630                        45,990
Applied Signal Technology, Inc.                           340                         7,358
Armor Holdings, Inc.(b)                                 1,080                        44,150
Boeing Co.                                              3,450                       227,734
Cubic Corp.                                               660                        12,850
Curtiss-Wright Corp.                                      680                        41,752
DRS Technologies, Inc.                                    800                        41,600
EDO Corp.                                                 640                        19,744
Engineered Support Systems, Inc.                        1,295                        47,889
GenCorp., Inc.(b)                                       1,550                        31,264
General Dynamics Corp.                                    850                        97,912
Goodrich Corp.                                            410                        18,138
Kaman Corp.                                               570                        11,115
L-3 Communications Holdings, Inc.                         550                        43,027
Lockheed Martin Corp.                                   1,540                        96,096
Moog, Inc.(b)                                           1,010                        31,886
Northrop Grumman Corp.                                  1,640                        90,938
Precision Castparts Corp.                               1,200                       107,975
Raytheon Co.                                            1,660                        65,288
Rockwell Collins, Inc.                                    660                        32,208
Sequa Corp.(b)                                            220                        16,157
Triumph Group, Inc.(b)                                    390                        15,737
United Technologies Corp.                               4,540                       230,177
                                                                                -----------
                                                                                  1,413,528
                                                                                -----------
AIR FREIGHT & LOGISTICS (0.8%)
CNF, Inc.                                                 940                        48,495
EGL, Inc.(b)                                            1,430                        28,786
Expeditors International of Washington, Inc.            2,090                       115,055
FedEx Corp.                                             1,280                       107,635
Ryder System, Inc.                                        240                         9,358
United Parcel Service, Inc.                             4,720                       344,417
                                                                                -----------
                                                                                    653,746
                                                                                -----------
AIRLINES (0.2%)
AirTran Holdings, Inc.(b)                               1,620                        18,533
Alaska Air Group, Inc.(b)                                 710                        24,836
Delta Air Lines, Inc.(b)                                  660                         1,954
Frontier Airlines, Inc.(b)                              1,130                        13,876
JetBlue Airways Corp.(b)                                2,070                        43,470
Mesa Air Group, Inc.(b)                                   980                         8,271
SkyWest, Inc.                                           1,770                        36,728
Southwest Airlines Co.                                  3,430                        48,671
                                                                                -----------
                                                                                    196,339
                                                                                -----------
AUTO COMPONENTS (0.5%)
ArvinMeritor, Inc.                                      1,110                        21,168
Bandag, Inc.                                              360                        16,607
BorgWarner, Inc.                                        1,150                        66,895
Cooper Tire & Rubber Co.                                  270                         5,432

STEWARD FUNDS, INC.
STEWARD DOMESTIC ALL-CAP EQUITY FUND
Schedule of Portfolio Investments (continued)
July 31, 2005
(Unaudited)

                                                                                    VALUE
                                                       SHARES                         $
                                                       ------                        ---
AUTO COMPONENTS (CONTINUED)
Dana Corp.                                                480                   $     7,541
Delphi Corp.                                            2,200                        11,660
Federal Signal Corp.                                      800                        14,000
Gentex Corp.                                            3,240                        57,737
Goodyear Tire & Rubber Co.(b)                             700                        12,187
Johnson Controls, Inc.                                  1,040                        59,737
Lear Corp.                                              1,380                        59,023
Midas, Inc.(b)                                            480                        11,102
Modine Manufacturing Co.                                  570                        20,560
Proliance International, Inc.(b)                          134                           845
Standard Motor Products, Inc.                             620                         8,680
Superior Industries International, Inc.                   700                        16,338
Visteon Corp.                                             660                         5,874
                                                                                -----------
                                                                                    395,386
                                                                                -----------
AUTOMOBILES (0.4%)
Coachmen Industries, Inc.                                 470                         6,195
Ford Motor Co.                                          6,450                        69,273
General Motors Corp.                                    2,450                        90,208
Harley-Davidson, Inc.                                   1,430                        76,062
Monaco Coach Corp.                                        820                        14,350
Thor Industries, Inc.                                     930                        33,294
Winnebago Industries, Inc.                                990                        38,204
                                                                                -----------
                                                                                    327,586
                                                                                -----------
BEVERAGES (1.1%)
Coca-Cola Co.                                           9,430                       412,657
Coca-Cola Enterprises, Inc.                             1,690                        39,715
Pepsi Bottling Group, Inc.                                970                        28,285
PepsiAmericas, Inc.                                     2,400                        61,872
PepsiCo, Inc.                                           7,020                       382,801
                                                                                -----------
                                                                                    925,330
                                                                                -----------
BIOTECHNOLOGY (1.6%)
Amgen, Inc.(b)                                          5,490                       437,829
ArQule, Inc.(b)                                         1,090                         8,273
Biogen Idec, Inc.(b)                                    1,570                        61,685
Cephalon, Inc.(b)                                       1,380                        57,822
Charles River Laboratories International, Inc.(b)       1,440                        70,128
Chiron Corp.(b)                                           890                        32,245
Connetics Corp.(b)                                      1,240                        23,200
Enzo Biochem, Inc.(b)                                     962                        16,142
Genzyme Corp.(b)                                        1,300                        96,733
Gilead Sciences, Inc.(b)                                2,030                        90,964
IDEXX Laboratories, Inc.(b)                             1,190                        75,517
Invitrogen Corp.(b)                                     1,130                        96,920
Martek Biosciences Corp.(b)                               740                        32,257
Medimmune, Inc.(b)                                      1,210                        34,376
Millennium Pharmaceuticals, Inc.(b)                     5,440                        56,195
Protein Design Labs, Inc.(b)                            2,180                        49,682
Regeneron Pharmaceuticals, Inc.(b)                      1,690                        16,292
Savient Pharmaceuticals, Inc.(b)                        2,150                         9,675
Techne Corp.(b)                                         1,000                        49,070
Vertex Pharmaceuticals, Inc.(b)                         1,580                        25,201
                                                                                -----------
                                                                                  1,340,206
                                                                                -----------
BUILDING PRODUCTS (0.5%)
American Standard Cos., Inc.                              850                        37,638
Apogee Enterprises, Inc.                                  800                        12,648
Crane Co.                                                 920                        28,658
ElkCorp                                                   590                        19,647
Griffon Corp.(b)                                          840                        21,714
Insituform Technologies, Inc.(b)                          790                        15,208

STEWARD FUNDS, INC.
STEWARD DOMESTIC ALL-CAP EQUITY FUND
Schedule of Portfolio Investments (continued)
July 31, 2005
(Unaudited)

                                                                                    VALUE
                                                       SHARES                         $
                                                       ------                        ---
BUILDING PRODUCTS (CONTINUED)
Lennox International, Inc.                              1,720                   $    42,002
Masco Corp.                                             1,770                        60,021
Simpson Manufacturing Co., Inc.                         1,270                        48,666
Universal Forest Products, Inc.                           480                        23,976
Watsco, Inc.                                              820                        38,835
York International Corp.                                  840                        35,893
                                                                                -----------
                                                                                    384,906
                                                                                -----------
CAPITAL MARKETS (2.3%)
A.G. Edwards, Inc.                                      1,590                        70,437
Bear Stearns Cos., Inc.                                   550                        56,161
Charles Schwab Corp.                                    5,030                        68,911
E*TRADE Financial Corp.(b)                              1,470                        22,800
Eaton Vance Corp.                                       2,460                        60,442
Federated Investors, Inc.                                 440                        14,054
Franklin Resources, Inc.                                1,110                        89,710
Goldman Sachs Group, Inc.                               1,890                       203,137
Investment Technology Group, Inc.(b)                    1,240                        31,769
Investors Financial Services Corp.                      1,350                        46,467
Janus Capital Group, Inc.                                 870                        13,067
Jefferies Group, Inc.                                   1,110                        45,876
LaBranche & Co., Inc.(b)                                1,200                         9,108
Legg Mason, Inc.                                        2,160                       220,644
Lehman Brothers Holdings, Inc.                          1,230                       129,310
Mellon Financial Corp.                                  1,570                        47,822
Merrill Lynch & Co., Inc.                               4,110                       241,586
Morgan Stanley                                          4,860                       257,822
Piper Jaffray Cos., Inc.(b)                               760                        26,152
Raymond James Financial, Inc.                           1,330                        39,701
SEI Investments Co.                                     1,720                        66,495
State Street Corp.                                      1,650                        82,071
SWS Group, Inc.                                           520                         9,698
T. Rowe Price Group, Inc.                                 860                        57,061
Waddell & Reed Financial, Inc.                          1,460                        28,368
                                                                                -----------
                                                                                  1,938,669
                                                                                -----------
CHEMICALS (1.8%)
A. Schulman, Inc.                                         800                        15,104
Air Products & Chemicals, Inc.                          1,040                        62,150
Airgas, Inc.                                            1,240                        36,580
Albemarle Corp.                                           820                        31,242
Arch Chemicals, Inc.                                      610                        15,708
Ashland, Inc.                                             330                        20,279
Cabot Corp.                                             1,050                        36,320
Cambrex Corp.                                             910                        17,900
Chemtura Corp.                                          2,544                        40,036
Cytec Industries, Inc.                                    800                        36,304
Dow Chemical Co.                                        3,880                       186,045
E.I. Du Pont De Nemours & Co.                           4,130                       176,267
Ecolab, Inc.                                              980                        32,908
Engelhard Corp.                                           430                        12,337
Ferro Corp.                                               620                        13,950
FMC Corp.(b)                                              730                        44,150
Georgia Gulf Corp.                                      1,070                        33,951
H.B. Fuller Co.                                           640                        22,099
Hercules, Inc.(b)                                         260                         3,640
International Flavors & Fragrances, Inc.                  420                        15,926
Lubrizol Corp.                                          1,240                        54,560
Lyondell Chemical Co.                                   4,050                       113,156
MacDermid, Inc.                                           790                        26,149
Material Sciences Corp.(b)                                510                         7,650

STEWARD FUNDS, INC.
STEWARD DOMESTIC ALL-CAP EQUITY FUND
Schedule of Portfolio Investments (continued)
July 31, 2005
(Unaudited)

                                                                                    VALUE
                                                       SHARES                         $
                                                       ------                        ---
CHEMICALS (CONTINUED)
Minerals Technologies, Inc.                               420                   $    26,141
Monsanto Co.                                            1,150                        77,476
Olin Corp.                                              1,220                        22,387
OM Group, Inc.(b)                                         800                        18,744
OMNOVA Solutions, Inc.(b)                               1,230                         7,269
Penford Corp.                                             240                         3,550
PolyOne Corp.(b)                                        2,540                        18,136
PPG Industries, Inc.                                      830                        53,975
Praxair, Inc.                                           1,310                        64,701
Quaker Chemical Corp.                                     180                         3,330
Rohm & Haas Co.                                           820                        37,769
RPM International, Inc.                                 1,910                        35,813
Scotts Miracle-Gro Co.(b)                                 530                        41,552
Sigma-Aldrich Corp.                                       260                        16,682
Valspar Corp.                                             910                        44,645
                                                                                -----------
                                                                                  1,526,581
                                                                                -----------
COMMERCIAL BANKS (4.0%)
Amegy Bancorp, Inc.                                     1,960                        44,649
AmSouth Bancorp.                                        1,320                        36,841
Associated Banc-Corp                                    2,180                        74,251
Bank of Hawaii Corp.                                    1,060                        54,431
Bank of New York Co., Inc.                              3,060                        94,187
BB&T Corp.                                              2,300                        96,186
Boston Private Financial Holdings, Inc.                   810                        23,207
Central Pacific Financial Corp.                           400                        14,600
Chittenden Corp.                                        1,230                        36,027
City National Corp.                                       980                        71,609
Colonial BancGroup, Inc.                                2,270                        52,823
Comerica, Inc.                                            930                        56,823
Commerce Bancorp, Inc.                                  2,990                       101,450
Community Bank System, Inc.                               860                        20,683
Compass Bancshares, Inc.                                  520                        25,069
Cullen/Frost Bankers, Inc.                                900                        45,090
East West Bancorp, Inc.                                 1,510                        52,095
Fifth Third Bancorp                                     2,490                       107,318
First BanCorp.                                          2,500                        61,300
First Horizon National Corp.                              550                        22,435
First Midwest Bancorp, Inc.                             1,220                        45,530
First Republic Bank                                       675                        25,569
FirstMerit Corp.                                        1,360                        38,474
Gold Banc Corp., Inc.                                   1,120                        17,024
Greater Bay Bancorp                                       850                        22,296
Hibernia Corp.                                          2,970                       100,445
Hudson United Bancorp                                   1,210                        50,699
Huntington Bancshares, Inc.                               780                        19,453
Irwin Financial Corp.                                     710                        15,656
KeyCorp                                                 1,570                        53,757
M&T Bank Corp.                                            550                        59,681
Marshall & Ilsley Corp.                                   880                        40,410
Mercantile Bankshares Corp.                             1,580                        87,911
Nara Bancorp, Inc.                                        730                        11,344
National City Corp.                                     2,540                        93,751
North Fork Bancorporation, Inc.                         1,920                        52,589
Northern Trust Corp.                                    1,120                        56,896
PNC Financial Services Group, Inc.                      1,665                        91,275
PrivateBancorp, Inc.                                      610                        22,540
Provident Bankshares Corp.                                880                        29,920
Regions Financial Corp.                                 1,790                        60,216
Republic Bancorp, Inc.                                  1,894                        28,031
South Financial Group, Inc.                             1,990                        57,630
Sterling Bancshares, Inc.                               1,240                        19,480

STEWARD FUNDS, INC.
STEWARD DOMESTIC ALL-CAP EQUITY FUND
Schedule of Portfolio Investments (continued)
July 31, 2005
(Unaudited)

                                                                                    VALUE
                                                       SHARES                         $
                                                       ------                        ---
COMMERCIAL BANKS (CONTINUED)
Sterling Financial Corp.(b)                               570                   $    22,247
SunTrust Banks, Inc.                                    1,620                       117,805
Susquehanna Bancshares, Inc.                            1,140                        30,575
Svb Financial Group(b)                                    770                        39,532
Synovus Financial Corp.                                 1,180                        34,893
TCF Financial Corp.                                     2,400                        65,928
Texas Regional Bancshares, Inc.                           460                        13,644
TrustCo Bank Corp. NY                                   1,840                        24,527
UCBH Holdings, Inc.                                     2,640                        48,233
Umpqua Holdings Corp.                                   1,250                        31,163
United Bankshares, Inc.                                 1,160                        43,860
Webster Financial Corp.                                   900                        43,380
Wells Fargo & Co.                                       6,930                       425,085
Westamerica Bancorp.                                      710                        38,873
Whitney Holding Corp.                                   1,920                        63,590
Wilmington Trust Corp.                                  1,050                        39,386
Wintrust Financial Corp.                                  770                        41,295
Zions Bancorp.                                            570                        40,744
                                                                                -----------
                                                                                  3,356,411
                                                                                -----------
COMMERCIAL SERVICES & SUPPLIES (3.5%)
ABM Industries, Inc.                                    1,320                        25,872
ADESA, Inc.                                             1,630                        39,446
Administaff, Inc.                                         720                        18,432
Aleris International, Inc.(b)                             864                        19,760
Alliance Data Systems Corp.(b)                          1,410                        60,024
Allied Waste Industries, Inc.(b)                        1,280                        10,982
Angelica Corp.                                            280                         7,073
Apollo Group, Inc.(b)                                     780                        58,617
Arbitron, Inc.                                          1,150                        47,725
Automatic Data Processing, Inc.                         2,750                       122,127
Avery Dennison Corp.                                      540                        30,602
Banta Corp.                                               540                        25,780
BISYS Group, Inc.(b)                                    2,150                        33,820
Bowne & Co., Inc.                                       1,420                        19,468
Brink's Co.                                             1,030                        37,245
Career Education Corp.(b)                               2,080                        80,683
CDI Corp.                                                 510                        12,531
Central Parking Corp.                                   1,020                        14,790
Ceridian Corp.(b)                                       2,620                        54,837
Certegy, Inc.                                           1,200                        41,544
CheckFree Corp.(b)                                      2,070                        70,090
ChoicePoint, Inc.(b)                                    1,860                        81,096
Cintas Corp.                                              720                        31,918
Coinstar, Inc.(b)                                         780                        16,049
Consolidated Graphics, Inc.(b)                            500                        21,300
Convergys Corp.(b)                                        620                         9,021
Corinthian Colleges, Inc.(b)                            1,600                        21,968
CPI Corp.                                                 360                         6,368
CSG Systems International, Inc.(b)                      1,000                        18,650
Deluxe Corp.                                              950                        38,000
DeVry, Inc.(b)                                          1,310                        26,056
DST Systems, Inc.(b)                                    1,610                        81,724
Dun & Bradstreet Corp.(b)                               1,500                        94,994
Education Management Corp.(b)                           1,260                        43,785
eFunds Corp.(b)                                         1,470                        26,842
Factset Research Systems, Inc.                          1,310                        48,051
Fiserv, Inc.(b)                                         1,030                        45,701
G & K Services, Inc.                                      680                        27,064
Global Payment, Inc.                                    1,220                        80,813
Greatbatch, Inc.(b)                                       720                        17,431
H&R Block, Inc.                                           760                        43,290
Headwaters, Inc.(b)                                     1,300                        55,575

STEWARD FUNDS, INC.
STEWARD DOMESTIC ALL-CAP EQUITY FUND
Schedule of Portfolio Investments (continued)
July 31, 2005
(Unaudited)

                                                                                    VALUE
                                                       SHARES                         $
                                                       ------                        ---
COMMERCIAL SERVICES & SUPPLIES (CONTINUED)
Heidrick & Struggles International, Inc.(b)               570                   $    17,089
Herman Miller, Inc.                                     1,260                        40,232
Imagistics International, Inc.(b)                         520                        15,662
ITT Educational Services, Inc.(b)                         920                        47,150
John H. Harland Co.                                       900                        34,767
Kelly Services, Inc.                                      560                        17,035
Korn/Ferry International, Inc.(b)                         710                        14,129
Labor Ready, Inc.(b)                                    1,220                        28,926
Laureate Education, Inc.(b)                             1,010                        45,753
Manpower, Inc.                                          1,800                        86,039
Mobile Mini, Inc.(b)                                      500                        21,010
MoneyGram International, Inc.                           1,520                        31,981
Monster Worldwide, Inc.(b)                                560                        17,007
NCO Group, Inc.(b)                                        890                        18,138
NDCHealth Corp.                                         1,120                        20,070
On Assignment, Inc.(b)                                    930                         5,022
Paychex, Inc.                                           1,700                        59,347
Pegasus Solutions, Inc.(b)                                770                         8,355
Pitney Bowes, Inc.                                      1,330                        59,291
Pre-Paid Legal Services, Inc.                             540                        25,515
PRG-Schultz International, Inc.(b)                      2,120                         6,699
R.R. Donnelley & Sons Co.                               1,120                        40,376
Republic Services, Inc.                                 2,750                        99,687
Robert Half International, Inc.                           680                        23,045
Rollins, Inc.                                           1,020                        21,308
Sabre Holdings Corp.                                      600                        11,520
Sotheby's Holdings, Inc.(b)                               990                        14,860
SOURCECORP, Inc.(b)                                       490                        10,775
Spherion Corp.(b)                                       1,660                        13,114
Standard Register Co.                                   1,090                        16,623
StarTek, Inc.                                             470                         7,764
Stericycle, Inc.(b)                                       940                        54,633
Tetra Tech, Inc.(b)                                     1,610                        24,198
United Stationers, Inc.(b)                                980                        50,813
Valassis Communications, Inc.(b)                        1,070                        42,319
Vertrue, Inc.(b)                                          380                        15,067
Volt Information Sciences, Inc.(b)                        390                        10,222
Waste Connections, Inc.(b)                              1,490                        53,640
Waste Management, Inc.                                  2,440                        68,613
Watson Wyatt & Co. Holdings                             1,040                        28,725
World Fuel Services Corp.                                 520                        12,766
                                                                                -----------
                                                                                  2,906,429
                                                                                -----------
COMMUNICATIONS EQUIPMENT (2.0%)
3Com Corp.(b)                                           6,750                        24,570
ADTRAN, Inc.                                            1,370                        36,661
Andrew Corp.(b)                                           630                         6,924
Audiovox Corp.(b)                                         680                        12,250
Avaya, Inc.(b)                                          1,730                        17,871
Avocent Corp.(b)                                        1,110                        38,695
Bel Fuse, Inc.                                            400                        13,148
Black Box Corp.                                           710                        31,098
Brooktrout, Inc.(b)                                       440                         4,374
C-COR, Inc.(b)                                          1,370                        11,412
Catapult Communications Corp.(b)                          410                         6,683
CIENA Corp.(b)                                          2,260                         5,062
Cisco Systems, Inc.(b)                                 25,320                       484,877
CommScope, Inc.(b)                                        940                        15,877
Comverse Technology, Inc.(b)                              870                        22,002
Corning, Inc.(b)                                        5,350                       101,918
Digi International, Inc.(b)                               690                         7,521
DSP Group, Inc.(b)                                        910                        22,705

STEWARD FUNDS, INC.
STEWARD DOMESTIC ALL-CAP EQUITY FUND
Schedule of Portfolio Investments (continued)
July 31, 2005
(Unaudited)

                                                                                    VALUE
                                                       SHARES                         $
                                                       ------                        ---
COMMUNICATIONS EQUIPMENT (CONTINUED)
Harmonic, Inc.(b)                                       2,130                   $    11,353
Harris Corp.                                            2,560                        94,899
JDS Uniphase Corp.(b)                                   5,440                         8,214
Lucent Technologies, Inc.(b)                           15,710                        46,030
McDATA Corp.(b)                                         2,160                        10,454
Motorola, Inc.                                          9,080                       192,314
NETGEAR, Inc.(b)                                          560                        11,598
Network Equipment Technologies, Inc.(b)                   780                         3,588
PC-Tel, Inc.(b)                                         1,650                        15,246
Plantronics, Inc.                                       1,050                        35,868
Polycom, Inc.(b)                                        1,730                        28,666
Powerwave Technologies, Inc.(b)                         1,840                        21,105
QUALCOMM, Inc.                                          6,750                       266,558
Scientific-Atlanta, Inc.                                  760                        29,260
Symmetricom, Inc.(b)                                    1,330                        13,912
Tellabs, Inc.(b)                                        1,664                        16,174
Tollgrade Communications, Inc.(b)                         410                         4,063
UTStarcom, Inc.(b)                                      1,940                        17,111
ViaSat, Inc.(b)                                           780                        17,425
                                                                                -----------
                                                                                  1,707,486
                                                                                -----------
COMPUTERS & PERIPHERALS (2.6%)
Anteon International Corp.(b)                             470                        22,067
Apple Computer, Inc.(b)                                 3,290                       140,319
Avid Technology, Inc.(b)                                1,220                        50,203
Dell, Inc.(b)                                          10,010                       405,104
EMC Corp.(b)                                            8,970                       122,799
Gateway, Inc.(b)                                        1,590                         6,328
Hewlett-Packard Co.                                    11,520                       283,622
Hutchinson Technology, Inc.(b)                            910                        30,294
Imation Corp.                                             810                        35,114
International Business Machines Corp.                   6,730                       561,685
Lexmark International, Inc.(b)                            670                        42,009
Mercury Computer Systems, Inc.(b)                         770                        21,329
NCR Corp.(b)                                              890                        30,892
Network Appliance, Inc.(b)                              1,650                        42,092
NVIDIA Corp.(b)                                           750                        20,295
Pinnacle Systems, Inc.(b)                               2,130                         9,692
SanDisk Corp.(b)                                        3,560                       120,399
SBS Technologies, Inc.(b)                                 510                         5,095
SS&C Technologies, Inc.                                   420                        15,296
Storage Technology Corp.(b)                             2,200                        80,806
Sun Microsystems, Inc.(b)                              12,390                        47,578
Synaptics, Inc.(b)                                        900                        14,265
Western Digital Corp.(b)                                3,420                        51,266
                                                                                -----------
                                                                                  2,158,549
                                                                                -----------
CONSTRUCTION & ENGINEERING (0.3%)
Dycom Industries, Inc.(b)                                 890                        21,716
EMCOR Group, Inc.(b)                                      510                        26,265
Fluor Corp.                                               440                        28,072
Granite Construction, Inc.                                730                        24,981
Jacobs Engineering Group, Inc.(b)                       1,140                        67,124
Quanta Services, Inc.(b)                                2,120                        22,302
Shaw Group, Inc.(b)                                     2,270                        43,402
URS Corp.(b)                                            1,220                        45,689
                                                                                -----------
                                                                                    279,551
                                                                                -----------
CONSTRUCTION MATERIALS (0.3%)
AMCOL International Corp.                                 870                        17,270
Florida Rock Industries, Inc.                           1,815                        99,625
Martin Marietta Materials, Inc.                         1,000                        72,690
Texas Industries, Inc.                                    730                        53,750

STEWARD FUNDS, INC.
STEWARD DOMESTIC ALL-CAP EQUITY FUND
Schedule of Portfolio Investments (continued)
July 31, 2005
(Unaudited)

                                                                                    VALUE
                                                       SHARES                         $
                                                       ------                        ---
CONSTRUCTION MATERIALS (CONTINUED)
Vulcan Materials Co.                                      520                   $    36,525
                                                                                -----------
                                                                                    279,860
                                                                                -----------
CONSUMER FINANCE (1.5%)
American Express Co.                                    4,920                       270,601
AmeriCredit Corp.(b)                                    2,870                        76,686
Capital One Financial Corp.                             1,130                        93,225
Cash America International, Inc.                          840                        17,489
CIT Group, Inc.                                           940                        41,492
Countrywide Financial Corp.                             2,350                        84,600
Federal Home Loan Mortgage Corp.                        2,830                       179,082
Federal National Mortgage Assoc.                        3,920                       218,971
Financial Federal Corp.                                   560                        21,560
iPayment Holdings, Inc.(b)                                400                        15,484
MBNA Corp.                                              4,790                       120,516
Providian Financial Corp.(b)                            1,090                        20,601
SLM Corp.                                               1,770                        91,137
World Acceptance Corp.(b)                                 540                        14,672
                                                                                -----------
                                                                                  1,266,116
                                                                                -----------
CONTAINERS & PACKAGING (0.3%)
AptarGroup, Inc.                                        1,120                        55,831
Ball Corp.                                                480                        18,216
Bemis Co., Inc.                                           420                        11,340
Caraustar Industries, Inc.(b)                             840                        10,055
Longview Fibre Co.                                        920                        20,590
Myers Industries, Inc.                                    890                        11,748
Packaging Corp. of America                              1,890                        40,163
Pactiv Corp.(b)                                           600                        13,212
Rock-Tenn Co.                                             940                        12,662
Sealed Air Corp.(b)                                       410                        21,755
Sonoco Products Co.                                     1,720                        47,815
Temple-Inland, Inc.                                       640                        25,466
                                                                                -----------
                                                                                    288,853
                                                                                -----------
DISTRIBUTORS (0.1%)
CarMax, Inc.(b)                                         2,040                        59,609
                                                                                -----------
DIVERSIFIED FINANCIAL SERVICES (3.3%)
Bank of America Corp.                                  16,160                       704,576
Citigroup, Inc.                                        20,910                       909,585
JPMorgan Chase & Co.                                   14,410                       506,367
Moody's Corp.                                           1,600                        75,696
Principal Financial Group, Inc.                         1,300                        57,135
Rewards Network, Inc.(b)                                  720                         3,809
U.S. Bancorp                                            7,130                       214,328
Wachovia Corp.                                          6,614                       333,213
                                                                                -----------
                                                                                  2,804,709
                                                                                -----------
DIVERSIFIED TELECOMMUNICATION SERVICES (1.7%)
ADC Telecommunications, Inc.(b)                           450                        11,763
ALLTEL Corp.                                            1,880                       125,020
AT&T Corp.                                              3,040                        60,192
BellSouth Corp.                                         7,500                       207,000
CenturyTel, Inc.                                          510                        17,529
Cincinnati Bell, Inc.(b)                                4,040                        18,342
Citizens Communications Co.                             1,380                        18,133
Commonwealth Telephone Enterprises, Inc.                  780                        33,384
Ditech Communications Corp.(b)                            690                         5,582
General Communication, Inc.(b)                          2,000                        20,560
Intrado, Inc.(b)                                          540                         8,807
Qwest Communications International, Inc.(b)             6,710                        25,632
SBC Communications, Inc.                               12,780                       312,471

STEWARD FUNDS, INC.
STEWARD DOMESTIC ALL-CAP EQUITY FUND
Schedule of Portfolio Investments (continued)
July 31, 2005
(Unaudited)

                                                                                    VALUE
                                                       SHARES                         $
                                                       ------                        ---
DIVERSIFIED TELECOMMUNICATION SERVICES (CONTINUED)
Sprint Corp.                                            6,030                   $   162,207
Verizon Communications, Inc.                           11,600                       397,068
                                                                                -----------
                                                                                  1,423,690
                                                                                -----------
ELECTRIC UTILITIES (3.1%)
AES Corp.(b)                                            2,390                        38,360
Allegheny Energy, Inc.(b)                                 570                        16,245
ALLETE, Inc.                                            1,080                        52,186
Alliant Energy Corp.                                    1,980                        57,618
Ameren Corp.                                            1,130                        62,851
American Electric Power Co., Inc.                       1,670                        64,629
Black Hills Corp.                                         640                        25,523
Calpine Corp.(b)                                        2,200                         7,304
CenterPoint Energy, Inc.                                1,150                        15,801
Central Vermont Public Service Corp.                      370                         6,882
CH Energy Group, Inc.                                     660                        32,439
Cinergy Corp.                                             890                        39,294
Cleco Corp.                                             1,400                        31,472
CMS Energy Corp.(b)                                       800                        12,672
Consolidated Edison, Inc.                               1,210                        58,274
Constellation Energy Group                                890                        53,587
Dominion Resources, Inc.                                1,680                       124,084
DPL, Inc.                                               2,190                        60,444
DTE Energy Co.                                            860                        40,420
Duquesne Light Holdings, Inc.                           1,260                        24,444
Edison International                                    1,380                        56,414
El Paso Electric Co.(b)                                 1,410                        30,512
Energy East Corp.                                       2,580                        71,905
Entergy Corp.                                           1,140                        88,852
Exelon Corp.                                            2,960                       158,418
FirstEnergy Corp.                                       1,510                        75,168
FPL Group, Inc.                                         1,810                        78,047
Great Plains Energy, Inc.                               1,260                        40,900
Green Mountain Power Corp.                                190                         5,586
Hawaiian Electric Industries, Inc.                      1,360                        36,625
IDACORP, Inc.                                             700                        22,015
Northeast Utilities                                     2,160                        46,613
NSTAR                                                   2,480                        75,218
OGE Energy Corp.                                        1,540                        46,785
Pepco Holdings, Inc.                                    3,270                        78,055
PG&E Corp.                                              1,470                        55,316
Pinnacle West Capital Corp.                               500                        22,900
PNM Resources, Inc.                                     1,080                        31,741
PPL Corp.                                                 990                        60,964
Progress Energy, Inc.                                   1,340                        59,777
Public Service Enterprise Group, Inc.                   1,230                        79,089
Puget Energy, Inc.                                      1,670                        39,045
Sierra Pacific Resources(b)                             2,150                        27,907
Southern Co.                                            3,000                       104,969
TECO Energy, Inc.                                         810                        15,358
TXU Corp.                                               1,040                        90,105
UIL Holdings Corp.                                        640                        34,867
Unisource Energy Corp.                                  1,050                        33,863
Wisconsin Energy Corp.                                  2,050                        82,308
WPS Resources Corp.                                       910                        52,562
Xcel Energy, Inc.                                       1,610                        31,250
                                                                                -----------
                                                                                  2,557,663
                                                                                -----------
ELECTRICAL EQUIPMENT (0.9%)
A.O. Smith Corp.                                          780                        21,060
Acuity Brands, Inc.                                     1,200                        35,016
American Power Conversion Corp.                           710                        19,958
AMETEK, Inc.                                            1,320                        54,384

STEWARD FUNDS, INC.
STEWARD DOMESTIC ALL-CAP EQUITY FUND
Schedule of Portfolio Investments (continued)
July 31, 2005
(Unaudited)

                                                                                    VALUE
                                                       SHARES                         $
                                                       ------                        ---
ELECTRICAL EQUIPMENT (CONTINUED)
Baldor Electric Co.                                       890                   $    22,286
Belden CDT, Inc.                                        1,310                        29,082
Brady Corp.                                             1,360                        46,512
C&D Technologies, Inc.                                    680                         6,848
Cooper Industries, Ltd.                                   490                        31,644
Emerson Electric Co.                                    1,990                       130,941
Energizer Holdings, Inc.(b)                             1,440                        92,016
Hubbell, Inc.                                           1,180                        53,572
MagneTek, Inc.(b)                                         890                         2,839
Paxar Corp.(b)                                          1,260                        24,520
Regal-Beloit Corp.                                        830                        26,145
Rockwell Automation, Inc.                                 760                        39,148
Tecumseh Products Co.                                     470                        14,100
Thomas & Betts Corp.(b)                                 1,030                        34,783
Vicor Corp.                                             1,180                        15,505
Woodward Governor Co.                                     320                        28,707
                                                                                -----------
                                                                                    729,066
                                                                                -----------
ELECTRONIC EQUIPMENT & INSTRUMENTS (1.9%)
Agilent Technologies, Inc.(b)                           1,770                        46,445
Amphenol Corp.                                          1,800                        80,172
Analogic Corp.                                            550                        28,254
Anixter International, Inc.(b)                          1,150                        47,794
Arrow Electronics, Inc.(b)                              2,090                        62,742
Artesyn Technologies, Inc.(b)                           1,140                        10,545
Avnet, Inc.(b)                                          2,080                        54,454
BEI Technologies, Inc.                                    450                        15,638
Benchmark Electronics, Inc.(b)                          1,360                        43,520
Broadcom Corp.(b)                                       1,330                        56,884
Checkpoint Systems, Inc.(b)                             1,100                        19,008
Coherent, Inc.(b)                                       1,040                        35,402
CTS Corp.                                               1,000                        12,340
Daktronics, Inc.                                          620                        12,691
Diebold, Inc.                                           1,680                        83,462
Electro Scientific Industries, Inc.(b)                    790                        17,380
Exar Corp.(b)                                           1,110                        17,677
FLIR Systems, Inc.(b)                                   2,210                        72,687
Global Imaging Systems, Inc.(b)                           830                        28,768
Intermagnetics General Corp.(b)                           790                        23,202
Intersil Corp.                                          2,740                        53,074
Itron, Inc.(b)                                            760                        36,822
Jabil Circuit, Inc.(b)                                    880                        27,447
Keithley Instruments, Inc.                                510                         7,191
KEMET Corp.(b)                                          1,520                        12,738
Kopin Corp.(b)                                          1,940                        10,670
Littelfuse, Inc.(b)                                       770                        22,245
Methode Electronics, Inc.                                 980                        12,387
Molex, Inc.                                               670                        18,921
MTS Systems Corp.                                         700                        27,755
Newport Corp.(b)                                          770                        10,549
NYFIX, Inc.(b)                                          1,050                         8,369
Park Electrochemical Corp.                                530                        13,960
PerkinElmer, Inc.                                         530                        11,119
Photon Dynamics, Inc.(b)                                  660                        12,497
Planar Systems, Inc.(b)                                   420                         3,284
Plexus Corp.(b)                                           750                        10,823
Rogers Corp.(b)                                           610                        24,900
Roper Industries, Inc.                                  1,390                       106,682
Sanmina-SCI Corp.(b)                                    1,930                         9,225
ScanSource, Inc.(b)                                       530                        25,297
Solectron Corp.(b)                                      3,550                        13,632
Symbol Technologies, Inc.                                 990                        11,524
Tech Data Corp.(b)                                      1,290                        50,026

STEWARD FUNDS, INC.
STEWARD DOMESTIC ALL-CAP EQUITY FUND
Schedule of Portfolio Investments (continued)
July 31, 2005
(Unaudited)

                                                                                    VALUE
                                                       SHARES                         $
                                                       ------                        ---
ELECTRONIC EQUIPMENT & INSTRUMENTS (CONTINUED)
Technitrol, Inc.                                        1,100                   $    14,234
Tektronix, Inc.                                           350                         8,771
Teledyne Technologies, Inc.(b)                            880                        33,396
Thermo Electron Corp.(b)                                  630                        18,812
Trimble Navigation, Ltd.(b)                             1,750                        68,180
Varian, Inc.(b)                                           740                        27,728
Veeco Instruments, Inc.(b)                                840                        16,985
Vishay Intertechnology, Inc.(b)                         2,820                        39,536
Waters Corp.(b)                                           610                        27,621
X-Rite, Inc.                                              610                         7,381
                                                                                -----------
                                                                                  1,572,846
                                                                                -----------
ENERGY EQUIPMENT & SERVICES (2.5%)
Atwood Oceanics, Inc.(b)                                  470                        32,040
Baker Hughes, Inc.                                      1,250                        70,675
BJ Services Co.                                           660                        40,253
Cal Dive International, Inc.(b)                         1,230                        72,841
CARBO Ceramics, Inc.                                      470                        40,838
Cooper Cameron Corp.(b)                                 1,080                        76,658
Dril-Quip, Inc.(b)                                        320                        10,630
ENSCO International, Inc.                               2,720                       109,834
FMC Technologies, Inc.(b)                               1,100                        39,875
Grant Prideco, Inc.(b)                                  2,080                        66,768
Halliburton Co.                                         2,090                       117,145
Hanover Compressor Co.(b)                               1,400                        20,356
Helmerich & Payne, Inc.                                   810                        46,267
Hydril Co.(b)                                             610                        39,138
Input/Output, Inc.(b)                                   2,300                        16,652
Lone Star Technologies, Inc.(b)                           960                        48,989
Maverick Tube Corp.(b)                                  1,330                        44,116
Nabors Industries, Ltd.(b)                                620                        40,579
National-Oilwell, Inc.(b)                                 823                        43,084
Noble Energy, Inc.                                      1,390                       114,689
Oceaneering International, Inc.(b)                        660                        28,314
Offshore Logistics, Inc.(b)                               640                        23,040
Patterson-UTI Energy, Inc.                              2,860                        93,894
Pride International, Inc.(b)                            2,330                        60,627
Rowan Cos., Inc.                                          390                        13,322
Schlumberger Ltd.                                       2,570                       215,211
SEACOR Holdings, Inc.(b)                                  600                        39,744
Smith International, Inc.                               2,080                       141,315
TETRA Technologies, Inc.(b)                               580                        23,125
Tidewater, Inc.                                           940                        37,948
Transocean, Inc.(b)                                     1,370                        77,309
Unit Corp.(b)                                           1,180                        56,050
Veritas DGC, Inc.(b)                                      970                        29,876
W-H Energy Services, Inc.(b)                              700                        21,980
Weatherford International, Ltd.(b)                      2,650                       167,692
                                                                                -----------
                                                                                  2,120,874
                                                                                -----------
FOOD & STAPLES RETAILING (1.2%)
Albertson's, Inc.                                       1,410                        30,047
Casey's General Stores, Inc.                            1,400                        30,464
CVS Corp.                                               3,400                       105,502
Flowers Foods, Inc.                                     1,890                        47,609
Great Atlantic & Pacific Tea Co., Inc.(b)               1,020                        29,223
Kroger Co.(b)                                           2,700                        53,595
Longs Drug Stores Corp.                                 1,090                        47,295
Nash Finch Co.                                            430                        17,729
Performance Food Group Co.(b)                           1,520                        45,646
Ruddick Corp.                                             780                        21,497
Safeway, Inc.                                           1,660                        40,338

STEWARD FUNDS, INC.
STEWARD DOMESTIC ALL-CAP EQUITY FUND
Schedule of Portfolio Investments (continued)
July 31, 2005
(Unaudited)

                                                                                    VALUE
                                                       SHARES                         $
                                                       ------                        ---
FOOD & STAPLES RETAILING (CONTINUED)
SUPERVALU, Inc.                                           520                   $    18,408
Sysco Corp.                                             2,720                        98,083
Treehouse Foods, Inc.(b)                                  566                        17,308
United Natural Foods, Inc.(b)                           1,210                        40,801
Walgreen Co.                                            4,130                       197,662
Whole Foods Market, Inc.                                1,270                       173,368
                                                                                -----------
                                                                                  1,014,575
                                                                                -----------
FOOD PRODUCTS (1.5%)
American Italian Pasta Co.                                630                        13,262
Archer-Daniels-Midland Co.                              2,500                        57,350
Campbell Soup Co.                                       1,610                        49,669
ConAgra Foods, Inc.                                     2,100                        47,691
Corn Products International, Inc.                       2,130                        51,269
Dean Foods Co.(b)                                       2,830                       101,031
Delta & Pine Land Co.                                   1,150                        30,763
General Mills, Inc.                                     1,730                        82,002
H.J. Heinz Co.                                          1,440                        52,963
Hain Celestial Group, Inc.(b)                           1,040                        20,623
Hershey Foods Corp.                                     1,040                        66,425
Hormel Foods Corp.                                      2,310                        68,399
J & J Snack Foods Corp.                                   360                        21,182
J.M. Smucker Co.                                        1,280                        60,890
Kellogg Co.                                             1,690                        76,574
Lance, Inc.                                               890                        16,091
McCormick & Co., Inc.                                     590                        20,520
PEET'S Coffee & Tea, Inc.(b)                              230                         7,868
Ralcorp Holdings, Inc.                                    920                        39,560
Sanderson Farms, Inc.                                     470                        20,252
Sara Lee Corp.                                          3,080                        61,384
Sensient Technologies Corp.                               790                        15,018
Smithfield Foods, Inc.(b)                               1,890                        49,367
Tootsie Roll Industries, Inc.                             906                        28,349
Tyson Foods, Inc.                                       5,940                       110,721
Wm. Wrigley Jr. Co.                                     1,100                        78,254
                                                                                -----------
                                                                                  1,247,477
                                                                                -----------
GAS UTILITIES (1.2%)
AGL Resources, Inc.                                     1,310                        50,370
Atmos Energy Corp.                                      2,210                        64,444
Cascade Natural Gas Corp.                                 350                         7,641
El Paso Corp.                                           2,430                        29,160
Energen Corp.                                           2,400                        84,240
KeySpan Corp.                                             720                        29,297
Kinder Morgan, Inc.                                       680                        60,425
Laclede Group, Inc.                                       590                        19,287
MDU Resources Group, Inc.                               2,010                        61,707
National Fuel Gas Co.                                   1,280                        38,912
New Jersey Resources Corp.                                780                        36,863
Nicor, Inc.                                               170                         6,939
Northwest Natural Gas Co.                                 710                        27,399
ONEOK, Inc.                                             1,820                        63,609
Peoples Energy Corp.                                       60                         2,589
Piedmont Natural Gas Co., Inc.                          2,130                        52,654
Sempra Energy                                             960                        40,800
Southern Union Co.(b)                                   2,790                        70,978
Southwest Gas Corp.                                       930                        24,905
Southwestern Energy Co.(b)                              2,310                       127,303
UGI Corp.                                               3,480                       102,102
WGL Holdings, Inc.                                        790                        27,216
                                                                                -----------
                                                                                  1,028,840
                                                                                -----------
HEALTH CARE EQUIPMENT & SUPPLIES (3.5%)
Advanced Medical Optics, Inc.(b)                        1,477                        61,399

STEWARD FUNDS, INC.
STEWARD DOMESTIC ALL-CAP EQUITY FUND
Schedule of Portfolio Investments (continued)
July 31, 2005
(Unaudited)

                                                                                    VALUE
                                                       SHARES                         $
                                                       ------                        ---
HEALTH CARE EQUIPMENT & SUPPLIES (CONTINUED)
Advanced Neuromodulation Systems(b)                       550                   $    27,522
American Medical Systems Holdings, Inc.(b)              1,900                        44,175
Applera Corp.                                             980                        20,404
ArthroCare Corp.(b)                                       840                        30,719
Bausch & Lomb, Inc.                                       310                        26,242
Baxter International, Inc.                              2,720                       106,813
Beckman Coulter, Inc.                                   1,290                        70,099
Becton, Dickinson & Co.                                 1,210                        66,998
Biolase Technology, Inc.                                  740                         4,588
Biomet, Inc.                                            1,120                        42,706
Biosite, Inc.(b)                                          660                        36,356
Boston Scientific Corp.(b)                              3,120                        90,324
C.R. Bard, Inc.                                           560                        37,402
CONMED Corp.(b)                                           910                        27,400
Cooper Cos., Inc.                                       1,450                        99,615
CryoLife, Inc.(b)                                         830                         6,350
Cyberonics, Inc.(b)                                       750                        28,965
Cytyc Corp.(b)                                          2,080                        51,917
Datascope Corp.                                           450                        15,165
DENTSPLY International, Inc.                            1,560                        86,970
Diagnostic Products Corp.                                 950                        53,637
DJ Orthopedics, Inc.(b)                                   690                        16,926
Edwards Lifesciences Corp.(b)                           1,170                        53,668
Fisher Scientific International, Inc.(b)                  630                        42,242
Gen-Probe, Inc.(b)                                      1,040                        45,854
Guidant Corp.                                           1,480                       101,824
Haemonetics Corp.(b)                                      910                        38,429
Hillenbrand Industries, Inc.                            1,250                        64,263
Hologic, Inc.(b)                                          740                        33,737
ICU Medical, Inc.(b)                                      500                        16,510
Immucor, Inc.(b)                                        1,400                        38,458
IMS Health, Inc.                                        1,000                        27,230
INAMED Corp.(b)                                           760                        55,039
Integra LifeSciences Holdings(b)                          870                        26,448
Invacare Corp.                                          1,060                        44,679
Kensey Nash Corp.(b)                                      420                        13,532
LCA-Vision, Inc.                                          625                        28,625
Medtronic, Inc.                                         5,090                       274,554
Mentor Corp.                                            1,190                        59,203
Merit Medical Systems, Inc.(b)                            750                        12,923
Millipore Corp.(b)                                        460                        28,184
Noven Pharmaceuticals, Inc.(b)                            800                        13,528
Osteotech, Inc.(b)                                        480                         2,126
Patterson Cos., Inc.(b)                                 2,700                       120,419
PolyMedica Corp.                                          920                        32,310
Possis Medical, Inc.(b)                                   540                         6,318
ResMed, Inc.(b)                                         1,210                        81,070
Respironics, Inc.(b)                                    2,460                        93,234
St. Jude Medical, Inc.(b)                               1,550                        73,486
STERIS Corp.                                            1,180                        32,061
Stryker Corp.                                           1,660                        89,789
Surmodics, Inc.(b)                                        570                        22,150
Sybron Dental Specialties, Inc.(b)                      1,300                        47,775
Theragenics Corp.(b)                                      920                         3,248
Varian Medical Systems, Inc.(b)                         2,620                       102,860
Viasys Healthcare, Inc.(b)                                880                        21,859
Vital Signs, Inc.                                         360                        16,265
Zimmer Holdings, Inc.(b)                                1,140                        93,890
                                                                                -----------
                                                                                  2,910,482
                                                                                -----------

STEWARD FUNDS, INC.
STEWARD DOMESTIC ALL-CAP EQUITY FUND
Schedule of Portfolio Investments (continued)
July 31, 2005
(Unaudited)

                                                                                    VALUE
                                                       SHARES                         $
                                                       ------                        ---
HEALTH CARE PROVIDERS & SERVICES (3.4%)
Accredo Health, Inc.(b)                                 1,650                   $    74,696
Aetna, Inc.                                             1,230                        95,202
Amedisys, Inc.(b)                                         500                        19,570
American Healthways, Inc.(b)                            1,080                        48,136
AMERIGROUP Corp.(b)                                     1,600                        55,440
AmerisourceBergen Corp.                                   670                        48,099
AmSurg Corp.(b)                                           840                        23,528
Apria Healthcare Group, Inc.(b)                           820                        27,659
Cardinal Health, Inc.                                   2,010                       119,755
Caremark Rx, Inc.(b)                                    1,900                        84,702
Centene Corp.(b)                                        1,310                        38,383
CIGNA Corp.                                               570                        60,848
Community Health Systems, Inc.(b)                       1,350                        52,124
Covance, Inc.(b)                                        1,230                        60,947
Coventry Health Care, Inc.(b)                           2,044                       144,571
Cross Country Healthcare, Inc.(b)                         910                        17,963
Express Scripts, Inc.(b)                                  720                        37,656
Gentiva Health Services, Inc.(b)                          680                        13,117
HCA, Inc.                                               1,750                        86,188
Health Net, Inc.(b)                                     2,000                        77,600
Healthcare Services Group                                 100                         1,832
Henry Schein, Inc.(b)                                   1,680                        72,526
Hooper Holmes, Inc.                                     1,840                         7,710
Humana, Inc.(b)                                           640                        25,504
LabOne, Inc.(b)                                           560                        21,073
Laboratory Corp. of America Holdings(b)                   560                        28,375
LifePoint Hospitals, Inc.(b)                            1,014                        47,415
Lincare Holdings, Inc.(b)                               1,910                        77,049
Manor Care, Inc.                                          350                        13,286
MAXIMUS, Inc.                                             720                        27,490
McKesson Corp.                                          1,460                        65,700
OCA, Inc.(b)                                            1,430                         2,374
Odyssey Healthcare, Inc.(b)                             1,010                        14,837
Omnicare, Inc.                                          2,040                        94,044
Owens & Minor, Inc.                                     1,140                        33,790
PacifiCare Health Systems, Inc.(b)                      1,650                       125,729
PAREXEL International Corp.(b)                            860                        17,088
Pediatrix Medical Group, Inc.(b)                          740                        58,031
Pharmaceutical Product Development, Inc.(b)             1,720                        98,435
Priority Healthcare Corp.(b)                            1,340                        36,837
Quest Diagnostics, Inc.                                   940                        48,260
RehabCare, Inc.(b)                                        500                        11,650
Renal Care Group, Inc.(b)                               1,250                        58,688
Sierra Health Services, Inc.(b)                           840                        56,650
Sunrise Senior Living, Inc.(b)                            620                        32,860
United Surgical Partners International, Inc.(b)         1,485                        53,475
UnitedHealth Group, Inc.                                5,420                       283,465
VCA Antech, Inc.(b)                                     1,430                        33,948
WellPoint, Inc.(b)                                      2,600                       183,923
                                                                                -----------
                                                                                  2,818,228
                                                                                -----------
HOTELS, RESTAURANTS & LEISURE (1.7%)
Applebee's International, Inc.                          1,450                        38,440
Bally Total Fitness Holding Corp.(b)                    1,050                         3,780
Bob Evans Farms, Inc.                                     590                        14,962
Brinker International, Inc.(b)                          1,740                        71,165
CBRL Group, Inc.                                          950                        37,212
CEC Entertainment, Inc.(b)                              1,210                        46,355
Cheesecake Factory(b)                                   1,575                        56,322

STEWARD FUNDS, INC.
STEWARD DOMESTIC ALL-CAP EQUITY FUND
Schedule of Portfolio Investments (continued)
July 31, 2005
(Unaudited)

                                                                                    VALUE
                                                       SHARES                         $
                                                       ------                        ---
HOTELS, RESTAURANTS & LEISURE (CONTINUED)
Darden Restaurants, Inc.                                  700                   $    24,290
Hilton Hotels Corp.                                     2,250                        55,688
IHOP Corp.                                                680                        29,866
International Speedway Corp.                              990                        57,559
Jack In the Box, Inc.(b)                                1,150                        43,758
Krispy Kreme Doughnuts, Inc.(b)                         1,020                         7,354
Landry's Restaurants, Inc.                                700                        21,805
Lone Star Steakhouse & Saloon, Inc.                       680                        20,441
Marcus Corp.                                            1,270                        27,280
Marriott International, Inc.                            1,210                        82,848
McDonald's Corp.                                        5,280                       164,577
O'Charley's, Inc.(b)                                      670                        12,000
Outback Steakhouse, Inc.                                1,490                        69,403
P.F. Chang's China Bistro, Inc.(b)                        950                        54,141
Panera Bread Co.(b)                                     1,010                        58,833
Papa John's International, Inc.(b)                        490                        21,119
RARE Hospitality International, Inc.(b)                 1,020                        31,783
Ruby Tuesday, Inc.                                      1,150                        28,773
Ryan's Restaurant Group, Inc.(b)                        1,190                        15,506
Sonic Corp.(b)                                          1,890                        57,286
Starbucks Corp.(b)                                      1,770                        93,013
Steak n Shake Co.(b)                                      830                        17,970
Triarc Cos., Inc.                                       2,040                        32,048
Wendy's International, Inc.                               700                        36,190
YUM! Brands, Inc.                                       1,370                        71,719
                                                                                -----------
                                                                                  1,403,486
                                                                                -----------
HOUSEHOLD DURABLES (2.3%)
American Greetings Corp.                                1,270                        32,309
Applica, Inc.(b)                                          760                         2,113
Bassett Furniture Industries, Inc.                        350                         6,843
Black & Decker Corp.                                      360                        32,512
Blyth, Inc.                                               690                        19,237
Centex Corp.                                              560                        41,429
Champion Enterprises, Inc.(b)                           2,150                        25,929
D. R. Horton, Inc.                                      5,556                       228,239
Department 56, Inc.(b)                                    340                         4,277
Enesco Group, Inc.(b)                                     320                           877
Ethan Allen Interiors, Inc.                             1,120                        36,960
Fedders Corp.                                             880                         2,218
Fleetwood Enterprises, Inc.(b)                          1,620                        18,387
Furniture Brands International, Inc.                      880                        16,861
Harman International Industries, Inc.                   1,250                       107,438
HNI Corp.                                               1,050                        61,058
Hovnanian Enterprises, Inc.(b)                            920                        65,026
Interface, Inc.(b)                                      1,520                        15,519
KB Home                                                   350                        28,669
La-Z-Boy, Inc.                                          1,400                        18,718
Lancaster Colony Corp.                                    570                        25,211
Leggett & Platt, Inc.                                     760                        19,220
Lennar Corp.                                            2,730                       183,646
Libbey, Inc.                                              380                         6,669
M.D.C. Holdings, Inc.                                   1,161                        99,173
Maytag Corp.                                              250                         4,218
Meritage Homes Corp.(b)                                   750                        69,713
Mohawk Industries, Inc.(b)                              1,160                       101,871
National Presto Industries, Inc.                          180                         8,026
Newell Rubbermaid, Inc.                                 1,120                        27,854
NVR, Inc.(b)                                              150                       140,699
Pulte Homes, Inc.                                         490                        45,874
Russ Berrie & Co., Inc.                                   670                        10,720
Ryland Group, Inc.                                        870                        70,296

STEWARD FUNDS, INC.
STEWARD DOMESTIC ALL-CAP EQUITY FUND
Schedule of Portfolio Investments (continued)
July 31, 2005
(Unaudited)

                                                                                    VALUE
                                                       SHARES                         $
                                                       ------                        ---
HOUSEHOLD DURABLES (CONTINUED)
Skyline Corp.                                             250                   $    10,500
Snap-on, Inc.                                             210                         7,703
Standard-Pacific Corp.                                  1,020                        97,298
Stanley Works                                             370                        18,104
Toll Brothers, Inc.(b)                                  2,320                       128,574
Toro Co.                                                1,320                        53,117
Tupperware Corp.                                        1,070                        22,823
Whirlpool Corp.                                           350                        27,993
                                                                                -----------
                                                                                  1,943,921
                                                                                -----------
HOUSEHOLD PRODUCTS (1.2%)
Church & Dwight Co., Inc.                               1,130                        42,432
Clorox Co.                                                750                        41,888
Colgate-Palmolive Co.                                   2,430                       128,644
Kimberly-Clark Corp.                                    2,140                       136,446
Procter & Gamble Co.                                   10,230                       569,095
Spectrum Brands, Inc.(b)                                1,440                        44,640
WD-40 Co.                                                 470                        13,503
                                                                                -----------
                                                                                    976,648
                                                                                -----------
INDUSTRIAL CONGLOMERATES (2.7%)
3M Co.                                                  3,330                       249,750
Carlisle Cos., Inc.                                       600                        39,516
Chemed Corp.                                              940                        40,420
General Electric Co.                                   41,830                     1,443,134
Honeywell International, Inc.                           3,460                       135,909
Lydall, Inc.(b)                                           510                         4,871
Standex International Corp.                               330                         9,801
Teleflex, Inc.                                            840                        55,717
Textron, Inc.                                             610                        45,244
Tredegar Corp.                                          1,070                        17,238
Tyco International, Ltd.                                8,070                       245,893
                                                                                -----------
                                                                                  2,287,493
                                                                                -----------
INSURANCE (4.6%)
ACE, Ltd.                                               1,210                        55,914
AFLAC, Inc.                                             2,140                        96,514
Allmerica Financial Corp.(b)                            1,000                        39,000
Allstate Corp.                                          2,800                       171,528
AMBAC Financial Group, Inc.                               580                        41,667
American Financial Group, Inc.                          1,150                        38,916
American International Group, Inc.                     10,470                       630,295
AmerUs Group Co.                                          750                        38,685
Aon Corp.                                               1,170                        29,765
Arthur J. Gallagher & Co.                               1,590                        44,345
Brown & Brown, Inc.                                     1,210                        52,417
Chubb Corp.                                               970                        86,155
Cincinnati Financial Corp.                                732                        30,173
Delphi Financial Group, Inc.                              940                        45,599
Everest Re Group, Ltd.                                  1,110                       108,114
Fidelity National Financial, Inc.                       3,400                       133,960
First American Financial Corp.                          1,510                        66,365
Fremont General Corp.                                   2,160                        52,790
Hartford Financial Services Group, Inc.                 1,390                       111,992
HCC Insurance Holdings, Inc.                            1,710                        47,401
Hilb, Rogal & Hobbs Co.                                 1,070                        36,262
Horace Mann Educators Corp.                               710                        14,186
Infinity Property & Casualty Corp.                        610                        21,618
Jefferson-Pilot Corp.                                     820                        41,139
LandAmerica Financial Group, Inc.                         610                        38,235
Lincoln National Corp.                                    850                        41,055
Marsh & McLennan Cos., Inc.                             2,200                        63,734
MBIA, Inc.                                                730                        44,340

STEWARD FUNDS, INC.
STEWARD DOMESTIC ALL-CAP EQUITY FUND
Schedule of Portfolio Investments (continued)
July 31, 2005
(Unaudited)

                                                                                    VALUE
                                                       SHARES                         $
                                                       ------                        ---
INSURANCE (CONTINUED)
MetLife, Inc.                                           2,980                   $   146,437
MGIC Investment Corp.                                     490                        33,604
Ohio Casualty Corp.                                     1,030                        26,317
Old Republic International Corp.                        3,030                        79,568
Philadelphia Consolidated Holding Corp.(b)                670                        55,623
PMI Group, Inc.                                         1,720                        70,434
Presidential Life Corp.                                   900                        16,574
ProAssurance Corp.(b)                                     920                        39,523
Progressive Corp.                                         910                        90,718
Protective Life Corp.                                   1,280                        55,757
Prudential Financial, Inc.                              2,400                       160,560
Radian Group, Inc.                                      1,680                        86,654
RLI Corp.                                                 720                        34,272
SAFECO Corp.                                              540                        29,668
SCPIE Holdings, Inc.(b)                                   330                         4,336
Selective Insurance Group, Inc.                           820                        40,828
St. Paul Travelers Cos., Inc.                           2,840                       125,017
StanCorp Financial Group, Inc.                            610                        52,667
Stewart Information Services Corp.                        590                        27,765
Torchmark Corp.                                           500                        26,135
UICI                                                    1,260                        38,871
Unitrin, Inc.                                           1,190                        63,368
UnumProvident Corp.                                     1,160                        22,214
W.R. Berkley Corp.                                      2,175                        81,410
XL Capital, Ltd.                                          780                        56,020
Zenith National Insurance Co.                             670                        46,659
                                                                                -----------
                                                                                  3,733,163
                                                                                -----------
INTERNET & CATALOG RETAIL (0.1%)
Insight Enterprises, Inc.(b)                            1,380                        28,152
J. Jill Group, Inc.(b)                                    610                         9,949
School Specialty, Inc.(b)                                 620                        29,097
                                                                                -----------
                                                                                     67,198
                                                                                -----------
INTERNET SOFTWARE & SERVICES (0.4%)
Altiris, Inc.(b)                                          740                        11,181
Digital Insight Corp.(b)                                1,170                        28,665
F5 Networks, Inc.(b)                                      880                        37,118
FileNet Corp.(b)                                        1,430                        40,426
J2 Global Communications, Inc.(b)                         900                        36,099
McAfee, Inc.(b)                                         3,100                        97,340
Miva, Inc.(b)                                             930                         5,543
Napster, Inc.(b)                                        1,240                         6,374
Webex Communications, Inc.(b)                           1,500                        42,855
Websense, Inc.(b)                                         830                        41,367
Zix Corp.(b)                                            1,140                         3,352
                                                                                -----------
                                                                                    350,320
                                                                                -----------
IT SERVICES (0.6%)
Acxiom Corp.                                            1,660                        33,466
Affiliated Computer Services, Inc.(b)                     710                        35,479
Agilysys, Inc.                                            930                        17,986
Bell Microproducts, Inc.(b)                               820                         8,536
CACI International, Inc.(b)                               990                        65,132
Carreker Corp.(b)                                         810                         4,973
Ciber, Inc.(b)                                          1,910                        14,936
Cognizant Technology Solutions Corp.(b)                 2,650                       130,061
Computer Sciences Corp.(b)                                960                        43,949
Electronic Data Systems Corp.                           2,060                        42,374
Keane, Inc.(b)                                          1,190                        14,923
ManTech International Corp.(b)                            910                        28,674
SunGard Data Systems, Inc.(b)                           1,350                        48,452

STEWARD FUNDS, INC.
STEWARD DOMESTIC ALL-CAP EQUITY FUND
Schedule of Portfolio Investments (continued)
July 31, 2005
(Unaudited)

                                                                                    VALUE
                                                       SHARES                         $
                                                       ------                        ---
IT SERVICES (CONTINUED)
Titan Corp.(b)                                          1,600                   $    36,944
Unisys Corp.(b)                                         1,310                         8,476
                                                                                -----------
                                                                                    534,361
                                                                                -----------
LEISURE EQUIPMENT & PRODUCTS (0.4%)
Action Performance Cos., Inc.                             640                         5,472
Arctic Cat, Inc.                                          620                        13,528
Brunswick Corp.                                           530                        24,677
Callaway Golf Co.                                       1,420                        21,286
Eastman Kodak Co.                                       1,210                        32,355
Hasbro, Inc.                                              800                        17,552
JAKKS Pacific, Inc.(b)                                    800                        13,712
K2, Inc.(b)                                             1,410                        18,753
Mattel, Inc.                                            1,780                        33,197
Meade Instruments Corp.(b)                                610                         1,592
Nautilus Group, Inc.                                    1,050                        29,253
Polaris Industries, Inc.                                1,410                        77,973
SCP Pool Corp.                                          1,720                        62,677
Sturm, Ruger & Co., Inc.                                  930                        10,407
                                                                                -----------
                                                                                    362,434
                                                                                -----------
MACHINERY (2.6%)
AGCO Corp.(b)                                           1,600                        33,104
Albany International Corp.                                940                        32,938
Applied Industrial Technologies, Inc.                     840                        30,013
Astec Industries, Inc.(b)                                 630                        18,264
Barnes Group, Inc.                                        600                        20,424
Briggs & Stratton Corp.                                 1,590                        59,418
Caterpillar, Inc.                                       2,980                       160,651
Ceradyne, Inc.(b)                                         790                        25,177
CLARCOR, Inc.                                           1,780                        55,536
Cummins, Inc.                                             190                        16,234
Cuno, Inc.(b)                                             570                        41,017
Danaher Corp.                                           1,370                        75,967
Deere & Co.                                             1,130                        83,088
Dionex Corp.(b)                                           750                        34,620
Donaldson Co., Inc.                                     1,440                        46,915
Dover Corp.                                               950                        39,197
Eaton Corp.                                               820                        53,579
Esterline Technologies Corp.(b)                           860                        36,756
Flowserve Corp.(b)                                        980                        33,183
Gardner Denver, Inc.(b)                                   670                        27,537
Graco, Inc.                                             1,250                        47,788
Harsco Corp.                                              860                        51,815
IDEX Corp.                                              1,570                        68,578
Illinois Tool Works, Inc.                               1,360                       116,483
Ingersoll-Rand Co.                                        810                        63,318
ITT Industries, Inc.                                      420                        44,688
JLG Industries, Inc.                                    1,520                        47,637
Kaydon Corp.                                              790                        24,379
Kennametal, Inc.                                          760                        36,123
Lindsay Manufacturing Co.                                 320                         7,862
Manitowoc Co., Inc.                                     1,000                        45,650
Milacron, Inc.(b)                                       1,540                         2,880
Mueller Industries, Inc.                                1,060                        31,037
Navistar International Corp.(b)                           310                        10,587
Nordson Corp.                                             610                        20,356
Oshkosh Truck Corp.                                     1,150                        97,519
PACCAR, Inc.                                              810                        58,498
Pall Corp.                                                480                        14,866
Parker Hannifin Corp.                                     600                        39,432
Pentair, Inc.                                           2,000                        80,340
Reliance Steel & Aluminum Co.                             960                        44,851

STEWARD FUNDS, INC.
STEWARD DOMESTIC ALL-CAP EQUITY FUND
Schedule of Portfolio Investments (continued)
July 31, 2005
(Unaudited)

                                                                                    VALUE
                                                       SHARES                         $
                                                       ------                        ---
MACHINERY (CONTINUED)
Robbins & Myers, Inc.                                     430                   $     9,344
SPX Corp.                                               1,610                        78,697
Stewart & Stevenson Services, Inc.                        830                        19,215
Timken Co.                                              2,860                        75,704
Trinity Industries, Inc.                                  840                        31,122
Valmont Industries, Inc.                                  670                        17,554
Wabash National Corp.                                     970                        20,865
Watts Water Technologies, Inc.                            900                        32,850
Wolverine Tube, Inc.(b)                                   550                         3,636
                                                                                -----------
                                                                                  2,167,292
                                                                                -----------
MARINE (0.1%)
Alexander & Baldwin, Inc.                                 790                        42,248
Kirby Corp.(b)                                            730                        35,150
Overseas Shipholding Group, Inc.                          610                        37,851
                                                                                -----------
                                                                                    115,249
                                                                                -----------
MEDIA (1.7%)
4Kids Entertainment, Inc.(b)                              570                        11,457
ADVO, Inc.                                                960                        33,744
Belo Corp.                                              2,500                        59,700
Catalina Marketing Corp.                                  990                        23,691
Clear Channel Communications, Inc.                      2,900                        94,656
Dow Jones & Co., Inc.                                     470                        17,639
Emmis Communications Corp.(b)                           1,520                        31,206
Entercom Communications Corp.(b)                        1,320                        41,870
Gannett Co., Inc.                                       1,470                       107,251
Harte-Hanks, Inc.                                       1,680                        45,696
Interpublic Group of Cos., Inc.(b)                      1,710                        21,375
Knight-Ridder, Inc.                                       660                        41,290
Lee Enterprises, Inc.                                   1,030                        44,094
Macrovision Corp.(b)                                    1,000                        21,830
McGraw Hill Cos., Inc.                                  2,180                       100,302
Media General, Inc.                                       820                        56,170
Meredith Corp.                                            540                        26,730
New York Times Co.                                        850                        26,792
News Corp.                                             11,360                       186,076
Omnicom Group, Inc.                                       940                        79,778
Reader's Digest Association, Inc.                       1,810                        29,394
Scholastic Corp.(b)                                       750                        27,728
Sonic Solutions(b)                                        750                        14,400
Thomas Nelson, Inc.                                       480                        10,963
Tribune Co.                                             1,830                        66,795
Univision Communications, Inc.(b)                       1,810                        51,187
Washington Post Co.                                       165                       146,652
Westwood One, Inc.                                      2,010                        40,944
                                                                                -----------
                                                                                  1,459,410
                                                                                -----------
METALS & MINING (1.2%)
A.M. Castle & Co.(b)                                      500                         7,605
Alcoa, Inc.                                             3,390                        95,090
Allegheny Technologies, Inc.                              420                        12,209
Arch Coal, Inc.                                         1,230                        70,012
Brush Engineered Materials, Inc.(b)                       570                         9,650
Carpenter Technology Corp.                                760                        47,606
Century Aluminum Co.(b)                                   830                        20,310
Cleveland Cliffs, Inc.                                    670                        48,716
Commercial Metals Co.                                   1,770                        50,870
Freeport-McMoRan Copper & Gold, Inc.                      830                        33,432
Massey Energy Co.                                       2,470                       106,828
Newmont Mining Corp.                                    1,930                        72,472
Nucor Corp.                                               700                        38,815
Peabody Energy Corp.                                    2,280                       149,886

STEWARD FUNDS, INC.
STEWARD DOMESTIC ALL-CAP EQUITY FUND
Schedule of Portfolio Investments (continued)
July 31, 2005
(Unaudited)

                                                                                    VALUE
                                                       SHARES                         $
                                                       ------                        ---
METALS & MINING (CONTINUED)
Phelps Dodge Corp.                                        390                   $    41,516
Quanex Corp.                                              800                        48,800
RTI International Metals, Inc.(b)                         620                        21,340
Ryerson Tull, Inc.                                        770                        14,707
Steel Dynamics, Inc.                                      820                        26,371
Steel Technologies, Inc.                                  380                         8,143
United States Steel Corp.                                 520                        22,178
Worthington Industries, Inc.                            1,370                        24,222
                                                                                -----------
                                                                                    970,778
                                                                                -----------
MULTI-UTILITIES (0.6%)
Aquila, Inc.(b)                                         4,780                        17,782
Avista Corp.                                            1,300                        24,752
Duke Energy Corp.                                       3,780                       111,661
Dynegy, Inc.(b)                                         1,580                         8,785
NiSource, Inc.                                          1,140                        27,691
Questar Corp.                                           1,780                       124,919
SCANA Corp.                                             2,170                        91,205
Vectren Corp.                                           1,320                        38,254
Westar Energy, Inc.                                     1,470                        35,765
Williams Cos., Inc.                                     2,090                        44,392
                                                                                -----------
                                                                                    525,206
                                                                                -----------
MULTILINE RETAIL (2.1%)
99 Cents Only Stores(b)                                 1,170                        14,356
Big Lots, Inc.(b)                                         350                         4,540
BJ's Wholesale Club, Inc.(b)                            1,260                        40,181
Burlington Coat Factory Warehouse Corp.                   920                        37,748
Costco Wholesale Corp.                                  1,940                        89,182
Dillard's, Inc.                                           310                         7,087
Dollar General Corp.                                    1,210                        24,587
Dollar Tree Stores, Inc.(b)                             1,990                        49,730
Family Dollar Stores, Inc.                                600                        15,480
Federated Department Stores, Inc.                         730                        55,385
Fred's, Inc.                                            1,080                        20,844
J.C. Penney Co., Inc.                                   1,170                        65,684
Kohl's Corp.(b)                                         1,420                        80,017
May Department Stores Co.                               1,240                        50,902
Nieman Marcus Group, Inc.                                 900                        88,650
Nordstrom, Inc.                                         1,100                        40,711
Saks, Inc.(b)                                           2,340                        49,655
Sears Holdings Corp.(b)                                   398                        61,384
ShopKo Stores, Inc.(b)                                    860                        21,887
Stein Mart, Inc.                                        1,010                        22,917
Target Corp.                                            3,680                       216,199
Wal-Mart Stores, Inc.                                  13,630                       672,640
                                                                                -----------
                                                                                  1,729,766
                                                                                -----------
OFFICE ELECTRONICS (0.1%)
Xerox Corp.(b)                                          3,600                        47,556
Zebra Technologies Corp.(b)                             1,550                        60,450
                                                                                -----------
                                                                                    108,006
                                                                                -----------
OIL, GAS & CONSUMABLE FUELS (5.6%)
Amerada Hess Corp.                                        370                        43,608
Anadarko Petroleum Corp.                                1,010                        89,234
Apache Corp.                                            1,330                        90,972
Burlington Resources, Inc.                              1,490                        95,524
Cabot Oil & Gas Corp.                                   1,650                        66,858
ChevronTexaco Corp.                                     8,610                       499,465
Cimarex Energy Co.(b)                                   1,900                        79,686
ConocoPhillips                                          5,920                       370,532
Devon Energy Corp.                                      1,890                       106,010

STEWARD FUNDS, INC.
STEWARD DOMESTIC ALL-CAP EQUITY FUND
Schedule of Portfolio Investments (continued)
July 31, 2005
(Unaudited)

                                                                                    VALUE
                                                       SHARES                         $
                                                       ------                        ---
OIL, GAS & CONSUMABLE FUELS (CONTINUED)
EOG Resources, Inc.                                       950                   $    58,045
Equitable Resources, Inc.                               1,210                        85,971
Exxon Mobil Corp.                                      25,210                     1,481,087
Forest Oil Corp.(b)                                       960                        42,970
Frontier Oil Corp.                                      1,840                        51,557
Kerr-McGee Corp.                                          490                        39,303
Marathon Oil Corp.                                      1,548                        90,342
Murphy Oil Corp.                                        3,450                       182,987
Newfield Exploration Co.(b)                             2,460                       104,525
Noble Corp.                                               570                        38,293
Occidental Petroleum Corp.                              1,640                       134,938
Penn Virginia Corp.                                       590                        31,831
Petroleum Development Corp.(b)                            460                        17,222
Pioneer Natural Resources Co.                           2,670                       115,691
Plains Exploration & Production Co.(b)                  1,310                        50,501
Pogo Producing Co.                                      1,130                        62,184
Remington Oil & Gas Corp.(b)                              730                        28,769
Spinnaker Exploration Co.(b)                              940                        36,886
St. Mary Land & Exploration Co.                         2,010                        63,516
Stone Energy Corp.(b)                                     760                        40,440
Sunoco, Inc.                                              320                        40,234
Swift Energy Co.(b)                                       760                        30,993
Unocal Corp.                                            1,160                        75,226
Valero Energy Corp.                                     1,070                        88,575
Vintage Petroleum, Inc.                                 1,730                        60,775
Western Gas Resources, Inc.                             1,220                        48,849
XTO Energy, Inc.                                        1,266                        44,424
                                                                                -----------
                                                                                  4,588,023
                                                                                -----------
PAPER & FOREST PRODUCTS (0.5%)
Bowater, Inc.                                           1,120                        37,867
Buckeye Technologies, Inc.(b)                           1,110                        10,712
Chesapeake Corp.                                          550                        12,265
Deltic Timber Corp.                                       390                        16,669
Georgia-Pacific Corp.                                   1,020                        34,833
International Paper Co.                                 2,030                        64,148
Louisiana-Pacific Corp.                                   440                        11,801
MeadWestvaco Corp.                                        900                        26,298
Neenah Paper, Inc.                                        430                        14,169
Pope & Talbot, Inc.                                       510                         5,712
Potlatch Corp.                                            640                        36,992
Rayonier, Inc.                                          1,080                        61,603
Wausau-Mosinee Paper Corp.                              1,480                        18,618
Weyerhaeuser Co.                                        1,220                        84,155
                                                                                -----------
                                                                                    435,842
                                                                                -----------
PERSONAL PRODUCTS (0.4%)
Alberto-Culver Co.                                        390                        17,597
Avon Products, Inc.                                     1,950                        63,785
Gillette Co.                                            4,170                       223,803
Natures Sunshine Products, Inc.                           550                        10,973
NBTY, Inc.(b)                                           1,980                        47,916
                                                                                -----------
                                                                                    364,074
                                                                                -----------
PHARMACEUTICALS (3.6%)
Abbott Laboratories                                     6,750                       314,753
Allergan, Inc.                                            790                        70,602
Alpharma, Inc.                                          1,520                        21,341
Bradley Pharmaceuticals, Inc.(b)                          530                         5,989
Bristol-Myers Squibb Co.                                8,170                       204,087
Eli Lilly & Co.                                         4,970                       279,910
Forest Laboratories, Inc.(b)                            1,700                        67,864
Hospira, Inc.(b)                                          660                        25,245

STEWARD FUNDS, INC.
STEWARD DOMESTIC ALL-CAP EQUITY FUND
Schedule of Portfolio Investments (continued)
July 31, 2005
(Unaudited)

                                                                                    VALUE
                                                       SHARES                         $
                                                       ------                        ---
PHARMACEUTICALS (CONTINUED)
IVAX Corp.(b)                                           4,440                   $   113,131
Johnson & Johnson                                      12,290                       786,069
King Pharmaceuticals, Inc.(b)                           1,020                        11,373
Medco Health Solutions, Inc.(b)                         1,220                        59,097
Medicis Pharmaceutical Corp.                            1,950                        66,144
Merck & Co., Inc.                                       9,190                       285,441
MGI Pharma, Inc.(b)                                     2,500                        68,250
Mylan Laboratories, Inc.                                1,370                        23,783
Par Pharmaceutical Cos., Inc.(b)                          860                        20,141
Perrigo Co.                                             1,790                        24,881
Schering-Plough Corp.                                   5,950                       123,879
Sepracor, Inc.(b)                                       2,100                       109,935
SFBC International, Inc.(b)                               560                        22,534
Valeant Pharmaceuticals International                   1,960                        38,671
Watson Pharmaceuticals, Inc.(b)                           780                        26,052
Wyeth                                                   5,830                       266,723
                                                                                -----------
                                                                                  3,035,895
                                                                                -----------
REAL ESTATE (1.9%)
AMB Property Corp.                                      1,700                        78,183
Apartment Investment & Management Co.                     640                        28,160
Archstone-Smith Trust                                     880                        37,400
Capital Automotive REIT                                 1,160                        45,553
Colonial Properties Trust                               1,220                        57,852
Commercial Net Lease Realty                             1,340                        27,805
CRT Properties, Inc.                                      900                        24,858
Developers Diversified Realty Corp.                     2,180                       106,100
Eastgroup Properties, Inc.                                160                         6,944
Entertainment Properties Trust                            850                        38,718
Equity Office Properties Trust                          1,640                        58,138
Equity Residential                                      1,200                        48,480
Essex Property Trust, Inc.                                780                        71,651
Gables Residential Trust                                  890                        38,653
Glenborough Realty Trust, Inc.                            990                        20,750
Highwood Properties, Inc.                                 930                        29,435
Hospitality Properties Trust                            1,290                        57,276
Kilroy Realty Corp.                                       930                        48,453
Lexington Corp. Properties Trust                        1,310                        31,414
Liberty Property Trust                                  1,690                        75,847
Mack-Cali Realty Corp.                                  1,110                        53,180
New Century Financial Corp.                             1,710                        89,570
New Plan Excel Realty Trust                             1,740                        47,641
Parkway Properties, Inc.                                  540                        28,917
Plum Creek Timber Co., Inc.                               800                        30,280
ProLogis                                                  880                        40,093
Regency Centers Corp.                                   1,340                        82,678
Shurgard Storage Centers, Inc.                          1,630                        76,447
Simon Property Group, Inc.                              1,220                        97,282
Sovran Self Storage, Inc.                                 550                        26,571
United Dominion Realty Trust, Inc.                      2,410                        61,335
Weingarten Realty Investors                             1,640                        64,419
                                                                                -----------
                                                                                  1,630,083
                                                                                -----------
ROAD & RAIL (1.0%)
Arkansas Best Corp.                                       680                        23,324
Burlington Northern Santa Fe Corp.                      1,740                        94,395
C.H. Robinson Worldwide, Inc.                           1,690                       105,743
CSX Corp.                                                 960                        43,718
Forward Air Corp.                                         915                        31,888
GATX Corp.                                                930                        35,154
Heartland Express, Inc.                                 1,900                        39,539
J.B. Hunt Transport Services, Inc.                      2,580                        50,645

STEWARD FUNDS, INC.
STEWARD DOMESTIC ALL-CAP EQUITY FUND
Schedule of Portfolio Investments (continued)
July 31, 2005
(Unaudited)

                                                                                    VALUE
                                                       SHARES                         $
                                                       ------                        ---
ROAD & RAIL (CONTINUED)
Kansas City Southern(b)                                 2,250                   $    50,760
Knight Transportation, Inc.                             1,400                        33,110
Landstar System, Inc.(b)                                1,840                        61,309
Norfolk Southern Corp.                                  1,590                        59,164
Old Dominion Freight Line. Inc.(b)                         70                         2,318
Swift Transportation Co., Inc.(b)                       1,220                        26,828
Union Pacific Corp.                                     1,430                       100,543
Werner Enterprises, Inc.                                1,310                        24,851
Yellow Roadway Corp.(b)                                 1,093                        57,831
                                                                                -----------
                                                                                    841,120
                                                                                -----------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (3.1%)
Actel Corp.(b)                                            690                        10,681
Adaptec, Inc.(b)                                        3,220                        12,397
Advanced Energy Industries, Inc.(b)                       850                         8,160
Advanced Micro Devices, Inc.(b)                         1,480                        29,718
Altera Corp.(b)                                         1,390                        30,399
Analog Devices, Inc.                                    1,740                        68,208
Applied Materials, Inc.                                 6,100                       112,606
Applied Micro Circuits Corp.(b)                         1,240                         3,732
Atmel Corp.(b)                                          8,110                        18,977
Atmi, Inc.(b)                                           1,230                        39,151
Axcelis Technologies, Inc.(b)                           2,700                        18,657
Brooks Automation, Inc.(b)                              1,290                        21,414
Cabot Microelectronics Corp.(b)                           560                        16,839
Cohu, Inc.                                                590                        14,520
Credence Systems Corp.(b)                               1,650                        17,969
Cree, Inc.(b)                                           1,550                        45,958
Cymer, Inc.(b)                                          1,320                        45,804
Cypress Semiconductor Corp.(b)                          2,330                        33,459
ESS Technology, Inc.(b)                                 1,090                         4,415
Fairchild Semiconductor International, Inc.(b)          2,080                        35,069
FEI Co.(b)                                                960                        21,782
Freescale Semiconductor, Inc., Class B(b)               1,584                        40,788
Helix Technology Corp.                                    720                        13,007
Integrated Circuit Systems, Inc.(b)                     1,170                        25,600
Integrated Device Technology, Inc.(b)                   1,780                        20,577
Intel Corp.                                            24,580                       667,102
International Rectifier Corp.(b)                        1,300                        61,165
KLA-Tencor Corp.                                          990                        51,183
Kulicke & Soffa Industries, Inc.(b)                     1,420                        13,746
Lam Research Corp.(b)                                   2,740                        77,953
Lattice Semiconductor Corp.(b)                          1,950                        10,043
Linear Technology Corp.                                 1,460                        56,736
LSI Logic Corp.(b)                                      1,420                        13,859
LTX Corp.(b)                                            1,140                         7,535
Maxim Integrated Products, Inc.                         1,630                        68,248
Micrel, Inc.(b)                                         1,460                        17,651
Microchip Technology, Inc.                              4,040                       125,523
Micron Technology, Inc.(b)                              2,200                        26,136
Microsemi Corp.(b)                                      1,720                        36,722
MPS Group, Inc.(b)                                      1,780                        21,111
National Semiconductor Corp.                            1,340                        33,111
Novellus Systems, Inc.(b)                                 670                        19,330
Pericom Semiconductor Corp.(b)                            770                         7,230
Photronics, Inc.(b)                                       890                        23,888
PMC-Sierra, Inc.(b)                                       640                         6,291
Power Integrations, Inc.(b)                             1,040                        24,024
Qlogic Corp.(b)                                           560                        17,388
RF Micro Devices, Inc.(b)                               3,190                        19,427

STEWARD FUNDS, INC.
STEWARD DOMESTIC ALL-CAP EQUITY FUND
Schedule of Portfolio Investments (continued)
July 31, 2005
(Unaudited)

                                                                                    VALUE
                                                       SHARES                         $
                                                       ------                        ---
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (CONTINUED)
Rudolph Technologies, Inc.(b)                             480                   $     7,315
Semtech Corp.(b)                                        1,240                        22,766
Silicon Laboratories, Inc.(b)                           1,000                        29,270
Skyworks Solutions, Inc.(b)                             4,380                        32,105
Standard Microsystems Corp.(b)                            490                        12,475
Supertex, Inc.(b)                                         330                         8,928
Teradyne, Inc.(b)                                         660                        10,250
Texas Instruments, Inc.                                 6,970                       221,367
TriQuint Semiconductor, Inc.(b)                         2,370                         8,911
Ultratech, Inc.(b)                                        750                        16,358
Varian Semiconductor Equipment Associates, Inc.(b)      1,270                        52,730
Xilinx, Inc.                                            1,560                        44,226
                                                                                -----------
                                                                                  2,581,990
                                                                                -----------
SOFTWARE (3.6%)
Activision, Inc.(b)                                     3,466                        70,498
Adobe Systems, Inc.                                     2,360                        69,950
Advent Software, Inc.(b)                                  680                        16,340
ANSYS, Inc.(b)                                          1,060                        38,542
Autodesk, Inc.                                          1,020                        34,874
BMC Software, Inc.(b)                                     900                        17,181
Cadence Design Systems, Inc.(b)                         4,710                        75,784
Captaris, Inc.(b)                                       1,110                         4,074
Cerner Corp.(b)                                         1,130                        85,224
Citrix Systems, Inc.(b)                                   750                        17,873
Cognex Corp.                                            1,460                        48,720
Computer Associates International, Inc.                 2,300                        63,135
Compuware Corp.(b)                                      1,610                        13,572
Dendrite International, Inc.(b)                         1,240                        21,452
Electronic Arts, Inc.(b)                                1,350                        77,760
EPIQ Systems, Inc.(b)                                     580                        10,214
Fair Issac Corp.                                        1,450                        54,564
Gartner, Inc.(b)                                        2,140                        22,192
Gerber Scientific, Inc.(b)                                650                         3,913
Hyperion Solutions Corp.(b)                             1,420                        66,825
Inter-Tel, Inc.                                           740                        18,426
Internet Security Systems, Inc.(b)                      1,650                        37,571
Intuit, Inc.(b)                                           940                        45,120
Jack Henry & Associates, Inc.                           1,720                        33,127
JDA Software Group, Inc.(b)                               940                        13,357
Kronos, Inc.(b)                                         1,120                        52,640
Macromedia, Inc.(b)                                     1,670                        67,051
Manhattan Associates, Inc.(b)                           1,010                        20,907
MapInfo Corp.(b)                                          730                         8,176
Mentor Graphics Corp.(b)                                1,430                        13,313
Mercury Interactive Corp.(b)                              530                        20,866
MICROS Systems, Inc.(b)                                 1,300                        55,835
Microsoft Corp.                                        39,970                     1,023,631
MRO Software, Inc.(b)                                     790                        12,980
National Instruments Corp.                              1,360                        37,332
Novell, Inc.(b)                                         1,500                         9,120
Oracle Corp.(b)                                        16,950                       230,180
Parametric Technology Corp.(b)                          1,230                         8,487
Phoenix Technologies, Ltd.(b)                             840                         5,712
Progress Software Corp.(b)                              1,260                        39,173
Radiant Systems, Inc.(b)                                  890                        11,383
RadiSys Corp.(b)                                          590                        10,231
Reynolds & Reynolds Co.                                 1,160                        32,457
RSA Security, Inc.(b)                                   1,370                        17,742
SERENA Software, Inc.(b)                                1,200                        24,624
Siebel Systems, Inc.                                    1,980                        16,632

STEWARD FUNDS, INC.
STEWARD DOMESTIC ALL-CAP EQUITY FUND
Schedule of Portfolio Investments (continued)
July 31, 2005
(Unaudited)

                                                                                    VALUE
                                                       SHARES                         $
                                                       ------                        ---
SOFTWARE (CONTINUED)
SPSS, Inc.(b)                                             570                   $    11,195
Sybase, Inc.(b)                                         1,710                        36,389
Symantec Corp.(b)                                       4,812                       105,726
Synopsys, Inc.(b)                                       2,730                        50,532
TALX Corp.                                                705                        26,015
THQ, Inc.(b)                                            1,350                        47,223
Transaction Systems Architects, Inc.(b)                   710                        18,993
Verity, Inc.(b)                                         1,710                        17,220
Wind River Systems, Inc.(b)                             1,540                        26,319
                                                                                -----------
                                                                                  3,018,372
                                                                                -----------
SPECIALTY RETAIL (4.2%)
Aaron Rents, Inc.                                       1,440                        35,338
Abercrombie & Fitch Co.                                 1,630                       117,441
Advance Auto Parts, Inc.(b)                             1,370                        94,475
Aeropostale, Inc.(b)                                    1,030                        30,746
American Eagle Outfitters, Inc.                         2,480                        81,716
AnnTaylor Stores Corp.(b)                               1,310                        33,759
AutoNation, Inc.(b)                                       930                        20,079
AutoZone, Inc.(b)                                         280                        27,283
Barnes & Noble, Inc.(b)                                 1,200                        49,224
Bed Bath & Beyond, Inc.(b)                              1,280                        58,752
Best Buy Co., Inc.                                      1,320                       101,112
Borders Group, Inc.                                     1,270                        31,509
Building Materials Holding Corp.                          430                        35,733
Cato Corp.                                                885                        18,727
CDW Corp.                                               1,490                        92,380
Chico's FAS, Inc.(b)                                    3,390                       135,972
Children's Place Retail Stores, Inc.(b)                   690                        31,533
Christopher & Banks Corp.                               1,020                        19,278
Circuit City Stores, Inc.                                 780                        14,235
Claire's Stores, Inc.                                   1,670                        42,435
Copart, Inc.(b)                                         1,500                        36,690
Cost Plus, Inc.(b)                                        680                        15,320
Dress Barn, Inc.(b)                                       830                        20,235
Electronics Boutique Holdings Corp.(b)                    580                        37,503
Finish Line, Inc., Class A                              1,190                        21,527
Foot Locker, Inc.                                       2,670                        66,750
GameStop Corp.(b)                                       1,589                        50,848
Gap, Inc.                                               3,060                        64,597
Genesco, Inc.(b)                                          660                        24,598
Goody's Family Clothing, Inc.                             940                         7,276
Group 1 Automotive, Inc.(b)                               610                        17,714
Guitar Center, Inc.(b)                                    830                        53,614
Gymboree Corp.(b)                                         860                        14,517
Hancock Fabrics, Inc.                                     570                         3,933
Haverty Furniture Cos., Inc.                              620                         8,289
Hibbet Sporting Goods, Inc.(b)                            750                        30,023
Home Depot, Inc.                                        8,780                       382,017
Hot Topic, Inc.(b)                                      1,350                        23,004
Hughes Supply, Inc.                                     1,880                        53,430
Jo-Ann Stores, Inc.(b)                                    640                        17,613
Lawson Products, Inc.                                     210                         8,593
Limited Brands                                          1,500                        36,570
Linens 'n Things, Inc.(b)                               1,440                        37,800
Lowe's Cos., Inc.                                       3,250                       215,214
Men's Wearhouse, Inc.(b)                                1,710                        61,492
Michaels Stores, Inc.                                   2,560                       104,959
Movie Gallery, Inc.                                       880                        22,070
O'Reilly Automotive, Inc.(b)                            2,100                        67,746

STEWARD FUNDS, INC.
STEWARD DOMESTIC ALL-CAP EQUITY FUND
Schedule of Portfolio Investments (continued)
July 31, 2005
(Unaudited)

                                                                                    VALUE
                                                       SHARES                         $
                                                       ------                        ---
SPECIALTY RETAIL (CONTINUED)
Office Depot, Inc.(b)                                   1,140                   $    32,353
OfficeMax, Inc.                                           440                        13,068
Pacific Sunwear of California, Inc.(b)                  1,300                        31,707
Payless ShoeSource, Inc.(b)                             1,140                        22,139
Pep Boys - Manny, Moe & Jack, Inc.                      1,610                        21,880
PETsMart, Inc.                                          2,690                        80,028
Pier 1 Imports, Inc.                                    1,470                        20,903
RadioShack Corp.                                          640                        15,021
Regis Corp.                                               830                        34,661
Rent-A-Center, Inc.(b)                                  1,240                        26,152
Ross Stores, Inc.                                       2,700                        71,550
Select Comfort Corp.(b)                                 1,190                        25,359
Sherwin-Williams Co.                                      500                        23,805
Sonic Automotive, Inc.                                  1,130                        26,329
Stage Stores, Inc.(b)                                     600                        26,502
Staples, Inc.                                           2,865                        65,236
TBC Corp.(b)                                              660                        18,724
Tiffany & Co.                                             660                        22,460
TJX Cos., Inc.                                          1,790                        42,083
Too, Inc.(b)                                            1,110                        28,627
Tractor Supply Co.(b)                                   1,160                        65,215
United Rentals, Inc.(b)                                 1,350                        25,110
Urban Outfitters, Inc.(b)                               1,260                        76,495
Williams-Sonoma, Inc.(b)                                2,230                        98,477
Zale Corp.(b)                                           1,510                        51,340
                                                                                -----------
                                                                                  3,540,893
                                                                                -----------
TEXTILES APPAREL & LUXURY GOODS (0.7%)
Ashworth, Inc.(b)                                         430                         3,573
Brown Shoe Company, Inc.                                  580                        22,881
Coach, Inc.(b)                                          1,600                        56,176
Fossil, Inc.(b)                                         1,740                        41,395
Haggar Corp.                                              220                         4,941
Jones Apparel Group, Inc.                                 450                        13,757
K-Swiss, Inc.                                             910                        30,731
Kellwood Co.                                              740                        17,989
Liz Claiborne, Inc.                                       410                        17,060
NIKE, Inc.                                              1,040                        87,152
Oxford Industries, Inc.                                   520                        24,445
Phillips-Van Heusen Corp.                                 870                        29,493
Quiksilver, Inc.(b)                                     3,660                        61,451
Reebok International, Ltd.                                230                         9,729
Russell Corp.                                             850                        16,082
Stride Rite Corp.                                         950                        13,300
Timberland Co.(b)                                       1,320                        44,062
V.F. Corp.                                                480                        28,339
Wellman, Inc.                                             940                         7,840
Wolverine World Wide, Inc.                              1,635                        35,970
                                                                                -----------
                                                                                    566,366
                                                                                -----------
THRIFTS & MORTGAGE FINANCE (0.9%)
Anchor BanCorp of Wisconsin, Inc.                         500                        15,970
Astoria Financial Corp.                                 1,725                        48,197
BankAtlantic Bancorp, Inc.                              1,730                        31,036
BankUnited Financial Corp.                                760                        20,064
Brookline Bancorp, Inc.                                 1,560                        24,976
Commercial Federal Corp.                                  880                        29,832
Dime Community Bancshares, Inc.                           830                        13,463
Downey Financial Corp.                                    740                        57,306
FirstFed Financial Corp.(b)                               480                        29,990
Flagstar Bancorp, Inc.                                  1,510                        27,829
Golden West Financial Corp.                             1,220                        79,446
Independence Community Bank Corp.                       1,330                        49,223

STEWARD FUNDS, INC.
STEWARD DOMESTIC ALL-CAP EQUITY FUND
Schedule of Portfolio Investments (continued)
July 31, 2005
(Unaudited)

                                                                                    VALUE
                                                       SHARES                         $
                                                       ------                        ---
THRIFTS & MORTGAGE FINANCE (CONTINUED)
IndyMac Bancorp., Inc.                                  1,180                   $    51,460
MAF Bancorp, Inc.                                         810                        35,729
New York Community Bancorp, Inc.                        4,450                        81,702
Sovereign Bancorp, Inc.                                 1,130                        27,109
Washington Federal, Inc.                                1,100                        25,597
Washington Mutual, Inc.                                 3,430                       145,706
                                                                                -----------
                                                                                    794,635
                                                                                -----------
TRADING COMPANIES & DISTRIBUTORS (0.2%)
Fastenal Co.                                            1,390                        91,239
Genuine Parts Co.                                         750                        34,343
W.W. Grainger, Inc.                                       510                        31,783
                                                                                -----------
                                                                                    157,365
                                                                                -----------
WATER UTILITIES (0.1%)
American States Water Co.                                 460                        14,306
Aqua America, Inc.                                      1,660                        53,236
                                                                                -----------
                                                                                     67,542
                                                                                -----------
WIRELESS TELECOMMUNICATION SERVICES (0.3%)
Nextel Communications, Inc.(b)                          4,700                       163,560
Telephone & Data Systems, Inc.                          2,080                        82,888
                                                                                -----------
                                                                                    246,448
                                                                                -----------
TOTAL COMMON STOCKS                                                              82,236,970
                                                                                -----------
SHORT-TERM INVESTMENTS (1.7%)
SSgA U.S. Government Money Market Fund, 2.71%(c)    1,464,308                     1,464,308
                                                                                -----------
TOTAL SHORT-TERM INVESTMENTS                                                      1,464,308
                                                                                -----------
TOTAL INVESTMENTS (COST $74,308,016)(a) - 99.9%                                  83,701,278
                                                                                ===========

----------------
Percentages indicated are based on net assets as of July 31, 2005.

(a) Cost for federal income tax purposes is $74,360,418. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

         Unrealized appreciation                       $11,306,010
         Unrealized depreciation                        (1,965,150)
                                                       -----------
         Net unrealized appreciation                   $ 9,340,860
                                                       ===========

(b) Represents non-income producing security.
(c) Variable rate security. Rate shown represents the rate as of July 31, 2005.

Percentages are based on net assets as of July 31, 2005.

INDUSTRY DIVERSIFICATION                                               PERCENT
------------------------                                               -------
Aerospace & Defense                                                       1.7%
Air Freight & Logistics                                                   0.8%
Airlines                                                                  0.2%
Auto Components                                                           0.5%
Automobiles                                                               0.4%
Beverages                                                                 1.1%
Biotechnology                                                             1.6%
Building Products                                                         0.5%
Capital Markets                                                           2.3%
Chemicals                                                                 1.8%

STEWARD FUNDS, INC.
STEWARD DOMESTIC ALL-CAP EQUITY FUND
Schedule of Portfolio Investments (continued)
July 31, 2005
(Unaudited)

INDUSTRY DIVERSIFICATION (CONTINUED)                                   PERCENT
------------------------------------                                   -------
Commercial Banks                                                          4.0%
Commercial Services & Supplies                                            3.5%
Communications Equipment                                                  2.0%
Computers & Peripherals                                                   2.6%
Construction & Engineering                                                0.3%
Construction Materials                                                    0.3%
Consumer Finance                                                          1.5%
Containers & Packaging                                                    0.3%
Distributors                                                              0.1%
Diversified Financial Services                                            3.3%
Diversified Telecommunication Services                                    1.7%
Electric Utilities                                                        3.1%
Electrical Equipment                                                      0.9%
Electronic Equipment & Instruments                                        1.9%
Energy Equipment & Services                                               2.5%
Food & Staples Retailing                                                  1.2%
Food Products                                                             1.5%
Gas Utilities                                                             1.2%
Health Care Equipment & Supplies                                          3.5%
Health Care Providers & Services                                          3.4%
Hotels, Restaurants & Leisure                                             1.7%
Household Durables                                                        2.3%
Household Products                                                        1.2%
Industrial Conglomerates                                                  2.7%
Insurance                                                                 4.6%
Internet & Catalog Retail                                                 0.1%
Internet Software & Services                                              0.4%
IT Services                                                               0.6%
Leisure Equipment & Products                                              0.4%
Machinery                                                                 2.6%
Marine                                                                    0.1%
Media                                                                     1.7%
Metals & Mining                                                           1.2%
Multi-Utilities                                                           0.6%
Multiline Retail                                                          2.1%
Office Electronics                                                        0.1%
Oil, Gas & Consumable Fuels                                               5.6%
Paper & Forest Products                                                   0.5%
Personal Products                                                         0.4%
Pharmaceuticals                                                           3.6%
Real Estate                                                               1.9%
Road & Rail                                                               1.0%
Semiconductors & Semiconductor Equipment                                  3.1%
Short-Term Investments                                                    1.7%
Software                                                                  3.6%
Specialty Retail                                                          4.2%
Textiles, Apparel & Luxury Goods                                          0.7%
Thrifts & Mortgage Finance                                                0.9%
Trading Companies & Distributors                                          0.2%
Water Utilities                                                           0.1%
Wireless Telecommunication Services                                       0.3%
                                                                         -----
Total Investments                                                        99.9%
                                                                         =====

SEE ACCOMPANYING NOTES TO THE SCHEDULE OF PORTFOLIO INVESTMENTS.

STEWARD FUNDS, INC.
STEWARD SELECT BOND FUND
Schedule of Portfolio Investments
July 31, 2005
(Unaudited)

                                                                SHARES
                                                                  OR
                                                               PRINCIPAL              VALUE
                                                                AMOUNT                  $
                                                               ---------               ---
CORPORATE BONDS (20.3%)

AUTO MANUFACTURERS (0.5%)
DaimlerChrysler NA Holding Corp., 7.20%, 9/1/09               $  500,000           $    537,811
                                                                                   ------------

BANKS (3.2%)
Bank of America Corp., 4.875%, 9/15/12                           500,000                503,349
Bank One Capital III, 8.75%, 9/1/30                              500,000                683,310
Bank One Corp., 5.25%, 1/30/13                                   500,000                507,330
Southtrust Bank NA, 7.69%, 5/15/25                             1,000,000              1,269,873
Wells Fargo & Co., 4.95%, 10/16/13                               500,000                501,944
                                                                                   ------------
                                                                                      3,465,806
                                                                                   ------------
BROKERAGE SERVICES (1.9%)
Bear Stearns Co., Inc., 4.50%, 10/28/10                          500,000                493,441
Citigroup, Inc., 4.875%, 5/7/15                                  500,000                495,202
Goldman Sachs Group, Inc., 4.75%, 7/15/13                        500,000                491,573
Lehman Brothers Holdings, Inc., 7.00%, 11/1/14                   500,000                491,570
                                                                                   ------------
                                                                                      1,971,786
                                                                                   ------------
COMPUTERS (0.5%)
Hewlett-Packard Co., 5.75%, 12/15/06                             500,000                508,788
                                                                                   ------------
CONSUMER STAPLES (0.5%)
Safeway, Inc., 4.95%, 8/16/10                                    500,000                496,925
                                                                                   ------------
COSMETICS/TOILETRIES (0.5%)
Procter & Gamble Co., 4.95%, 8/15/14                             500,000                506,884
                                                                                   ------------
FINANCIAL SERVICES (2.3%)
Boeing Capital Corp., 5.80%, 1/15/13                             500,000                531,380
Countrywide Home Loan, Inc., 4.00%, 3/22/11                      500,000                475,785
Household Finance Corp., 4.75%, 5/15/09                          500,000                500,673
SLM Corp., 4.35%, 3/2/09,(b)                                     500,000                487,455
SLM Corp., 5.00%, 6/15/18, Callable 6/15/08 @ 100                500,000                478,270
                                                                                   ------------
                                                                                      2,473,563
                                                                                   ------------
FORESTRY (0.5%)
Weyerhaeuser Co., 5.95%, 11/1/08                                 500,000                518,300
                                                                                   ------------
INSURANCE (2.2%)
Allstate Corp., 5.00%, 8/15/14                                   500,000                502,252
GE Global Insurance Holding Corp., 6.45%, 3/1/19                 500,000                513,207
Phoenix Life Insurance, 7.15%, 12/15/34                          405,000                407,935
Principal Life, Inc., 4.20%, 3/1/12,(b)                        1,000,000                961,039
                                                                                   ------------
                                                                                      2,384,433
                                                                                   ------------

STEWARD FUNDS, INC.
STEWARD SELECT BOND FUND
Schedule of Portfolio Investments (continued)
July 31, 2005
(Unaudited)

                                                                SHARES
                                                                  OR
                                                               PRINCIPAL              VALUE
                                                                AMOUNT                  $
                                                               ---------               ---
MORTGAGE BACKED SECURITIES - FINANCIAL SERVICES (2.4%)
American Business Financial Services
  Mortgage Loan Trust, 6.99%, 12/25/31                        $  698,851           $    708,870
Wells Fargo Mortgage Backed
  Securities, 4.45%, 10/25/33,(b)                              1,853,264              1,803,456
                                                                                   ------------
                                                                                      2,512,326
                                                                                   ------------
OIL & GAS - INTEGRATED (0.5%)
Phillips Petroleum Co., 6.65%, 7/15/18                           500,000                571,760
                                                                                   ------------
PHARMACEUTICALS (0.5%)
Eli Lilly & Co., 6.00%, 3/15/12                                  500,000                537,408
                                                                                   ------------
RESEARCH & DEVELOPMENT (1.0%)
Science Applications International
  Corp., 6.75%, 2/1/08                                         1,000,000              1,052,057
                                                                                   ------------
RETAIL (0.5%)
AutoZone, Inc., 4.75%, 11/15/10                                  500,000                485,955
                                                                                   ------------
SEMICONDUCTORS (0.5%)
Applied Materials, Inc., 7.125%, 10/15/17                        500,000                573,149
                                                                                   ------------
TRANSPORTATION (0.4%)
Union Pacific Corp., 3.625%, 6/1/10                              500,000                472,146
                                                                                   ------------
UTILITIES-ELECTRIC & GAS (1.0%)
Duke Energy Corp., 6.25%, 1/15/12                                500,000                536,529
Pepco Holdings, Inc., 5.50%, 8/15/07                             500,000                507,952
                                                                                   ------------
                                                                                      1,044,481
                                                                                   ------------
UTILITIES-TELECOMMUNICATIONS (1.4%)
BellSouth Corp., 6.00%, 11/15/34                                 500,000                520,897
GTE California, Inc., 6.70%, 9/1/09                              500,000                528,603
Verizon New England, Inc., 4.75%, 10/1/13                        500,000                484,705
                                                                                   ------------
                                                                                      1,534,205
                                                                                   ------------
TOTAL CORPORATE BONDS                                                                21,647,783
                                                                                   ------------
U.S. GOVERNMENT AGENCIES (26.2%)

FEDERAL FARM CREDIT BANK (2.8%)
5.34%, 3/24/15, Callable 3/24/08 @ 100                         3,000,000              3,030,642
                                                                                   ------------
FEDERAL HOME LOAN BANK (8.4%)
2.75%, 7/30/08, Callable, 7/30/05
  @ 100, Rate Reset 7/30/05                                    2,000,000              1,954,160
2.75%, 10/15/08, Callable 7/15/05 @ 100                        1,000,000                967,917
4.25%, 5/15/09                                                 1,000,000                995,389
2.75%, 10/22/09, Callable 7/22/05 @ 100                        2,000,000              1,945,688
3.00%, 7/15/11, Callable 7/15/05 @ 100                         1,000,000                964,893
5.75%, 8/15/11                                                 2,000,000              2,125,248
                                                                                   ------------
                                                                                      8,953,295
                                                                                   ------------
FEDERAL HOME LOAN MORTGAGE CORP. (4.5%)
4.25%, 10/28/10                                                1,000,000                991,146
6.25%, 3/5/12, Callable 3/5/07 @ 100                             525,000                540,844
4.40%, 6/19/13, Callable 6/19/05 @ 100                         2,000,000              1,951,070
6.75%, 9/15/29                                                 1,000,000              1,266,698
                                                                                   ------------
                                                                                      4,749,758
                                                                                   ------------

STEWARD FUNDS, INC.
STEWARD SELECT BOND FUND
Schedule of Portfolio Investments (continued)
July 31, 2005
(Unaudited)

                                                                SHARES
                                                                  OR
                                                               PRINCIPAL              VALUE
                                                                AMOUNT                  $
                                                               ---------               ---
FEDERAL NATIONAL MORTGAGE ASSOC. (10.5%)
4.65%, 2/17/09,(b)                                            $1,000,000           $    984,300
3.875%, 2/15/10                                                2,500,000              2,451,775
4.00%, 8/20/10, Callable 5/16/05 @ 100                           238,000                232,196
4.50%, 5/28/15, Callable 5/28/05 @ 100                         2,000,000              1,939,420
5.50%, 4/1/30                                                  3,482,941              3,502,066
5.50%, 2/1/35                                                     98,104                 98,646
4.50%, 5/1/35                                                  1,991,665              1,952,181
                                                                                   ------------
                                                                                     11,160,584
                                                                                   ------------
TOTAL U.S. GOVERNMENT AGENCIES                                                       27,894,279
                                                                                   ------------
U.S. GOVERNMENT AGENCY

MORTGAGE- BACKED OBLIGATIONS (25.3%)

FEDERAL HOME LOAN MORTGAGE CORP. (6.4%)
5.50%, 3/1/23                                                  2,390,367              2,421,270
6.00%, 9/1/34                                                  2,414,309              2,466,520
4.56%, 1/1/35,(b)                                              1,885,322              1,876,504
                                                                                   ------------
                                                                                      6,764,294
                                                                                   ------------
FEDERAL NATIONAL MORTGAGE ASSOC. (18.9%)
4.50%, 7/1/18                                                  1,509,280              1,485,091
4.50%, 6/1/19                                                  1,329,231              1,307,928
5.00%, 10/1/24                                                 1,177,775              1,170,184
5.00%, 1/1/30                                                  1,979,312              1,949,976
5.50%, 6/1/34                                                  1,868,985              1,879,247
4.43%, 7/1/34                                                  1,382,692              1,393,063
4.60%, 7/1/34                                                  2,415,863              2,399,948
6.00%, 11/1/34                                                 1,821,497              1,861,445
5.50%, 12/1/34                                                 1,916,975              1,927,501
5.00%, 1/1/35                                                  2,925,604              2,882,243
5.00%, 1/1/35                                                  1,951,860              1,922,931
                                                                                   ------------
                                                                                     20,179,557
                                                                                   ------------
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE - BACKED                                       26,943,851
                                                                                   ------------
OBLIGATIONS

U.S. TREASURY OBLIGATIONS (23.4%)
2.50%, 9/30/06                                                 5,300,000              5,213,668
4.00%, 6/15/09                                                 4,000,000              3,982,500
3.375%, 10/15/09                                               6,300,000              6,112,720
4.00%, 4/15/10                                                 2,000,000              1,986,562
4.25%, 11/15/13                                                5,800,000              5,799,321
6.00%, 2/15/26                                                 1,500,000              1,786,172
                                                                                   ------------
TOTAL U.S. TREASURY OBLIGATIONS                                                      24,880,943
                                                                                   ------------
SHORT-TERM INVESTMENTS (3.9%)

SSgA U.S. Government Money Market Fund, 2.71%(b)               4,099,781              4,099,781
                                                                                   ------------
TOTAL SHORT-TERM INVESTMENTS                                                          4,099,781
                                                                                   ------------
TOTAL INVESTMENTS (COST $106,658,530)(a) - 99.1%                                    105,466,637
                                                                                   ============

STEWARD FUNDS, INC.
STEWARD SELECT BOND FUND
Schedule of Portfolio Investments (continued)
July 31, 2005
(Unaudited)

Percentages indicated are based on net assets as of July 31, 2005.
(a) Cost for federal income tax purposes is $106,690,950. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

         Unrealized appreciation                       $   169,610
         Unrealized depreciation                       $(1,393,923)
                                                       ------------
         Net unrealized depreciation                   $(1,224,313)
                                                       ============

(b) Variable rate security. Rate shown represents the rate as of July 31, 2005.

STEWARD FUNDS, INC.
STEWARD SELECT BOND FUND
Schedule of Portfolio Investments (continued)
July 31, 2005
(Unaudited)

Percentages are based on net assets as of July 31, 2005.

INDUSTRY DIVERSIFICATION                                          PERCENT
------------------------                                          -------
Auto Manufacturers                                                   0.5%
Banks                                                                3.3%
Brokerage Services                                                   1.9%
Computers                                                            0.5%
Consumer Staples                                                     0.5%
Cosmetics/Toiletries                                                 0.5%
Federal Farm Credit Bank                                             2.8%
Federal Home Loan Bank                                               8.4%
Federal Home Loan Mortgage Corp.                                    10.8%
Federal National Mortgage Assoc.                                    29.4%
Financial Services                                                   2.3%
Forestry                                                             0.5%
Insurance                                                            2.2%
Mortgage-Backed Securities - Financial Services                      2.4%
Oil & Gas - Integrated                                               0.5%
Pharmaceuticals                                                      0.5%
Research & Development                                               1.0%
Retail                                                               0.5%
Semiconductors                                                       0.5%
Short Term Investments                                               3.9%
Transportation                                                       0.4%
U.S. Treasury Obligations                                           23.4%
Utilities - Electric & Gas                                           1.0%
Utilities - Telecommunications                                       1.4%
                                                                    -----
Total Investments                                                   99.1%
                                                                    =====

SEE ACCOMPANYING NOTES TO THE SCHEDULE OF PORTFOLIO INVESTMENTS.

NOTES TO SCHEDULE OF INVESTMENTS
Steward Funds, Inc.
July 31, 2005
(Unaudited)

1.  ORGANIZATION:

         The Steward Funds, Inc. (the "Company") was organized as a Maryland corporation on May 7, 2004 and is registered under the Investment Company Act of 1940 (the "1940 Act") as a diversified open-end management investment company. The Company currently consists of two diversified series: the Domestic All-Cap Equity Fund and the Select Bond Fund (individually, a "Fund," and collectively, the "Funds").

         The Company is authorized to issue an unlimited number of shares of beneficial interest of $0.001 par value. The Funds currently offers two Classes of shares ("Individual Class" and "Institutional Class"). Each Class of shares has equal rights as to earnings, assets and voting privileges, except that each Class bears different distribution expenses. Each Class of shares has exclusive voting rights with respect to matters that affect just that Class. Income, expenses (other than expenses attributable to a specific Class) and realized and unrealized gains or losses on investments are allocated to each Class of shares based on its relative net assets.

2.  SIGNIFICANT ACCOUNTING POLICIES:

         The preparation of the schedules of portfolio investments in conformity with accounting principals generally accepted in the United States of America requires management to make estimates and assumptions that effect the reported. Actual results could differ from those estimates.

3.  PORTFOLIO VALUATION:

         The Steward Funds, Inc.'s investments are recorded at market value. Portfolio securities listed on a domestic or foreign exchange are valued at the last sale price on the day of valuation or, if there was no sale that day, at the last reported mean price as of the close of trading. Equity securities traded on NASDAQ use the official closing price. Equity securities which are traded in the over-the-counter market only, but which do not included on NASDAQ, are valued at the last sale price on the day of valuation. Debt securities with a remaining maturity of sixty days or more are valued using a pricing service when such prices are believed to reflect fair market value. Debt securities with a remaining maturity of less than sixty days are valued at amortized cost, which approximates market value. All other securities and securities with no readily determinable market values are valued using procedures determined in good faith by the Board of Trustees.

4.  SECURITIES TRANSACTIONS AND INVESTMENT INCOME:

         Changes in holdings of portfolio securities shall be reflected no later than in the calculation on the first business day following the trade date. However, for financial reporting purposes, portfolio security transactions are reported on trade date. Net realized gains or losses on sales of securities are determined by the identified cost method. Interest income, adjusted for accretion of discounts and amortization of premiums, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the Funds are informed of the ex-dividend date, if the ex-dividend date has passed.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

    THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER HAVE CONCLUDED, BASED ON THEIR EVALUATION OF THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES AS CONDUCTED WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT, THAT THESE DISCLOSURE CONTROLS AND PROCEDURES ARE ADEQUATELY DESIGNED AND ARE OPERATING EFFECTIVELY TO ENSURE THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-Q IS
    (I) ACCUMULATED AND COMMUNICATED TO THE INVESTMENT COMPANY'S MANAGEMENT, INCLUDING ITS CERTIFYING OFFICERS, TO ALLOW TIMELY DECISIONS REGARDING REQUIRED DISCLOSURE; AND (II) RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE TIME PERIODS SPECIFIED IN THE SECURITIES AND EXCHANGE COMMISSION'S RULES AND FORMS.

(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

    THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT OCCURRED DURING THE REGISTRANT'S MOST RECENT FISCAL QUARTER THAT HAVE MATERIALLY AFFECTED, OR ARE REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). CERTIFICATIONS PURSUANT TO RULE 30A-2(A) ARE ATTACHED HERETO.

                                   SIGNATURES

    Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)______Steward Funds, Inc.___________________________________________

By (Signature and Title)*_____/s/ Edward L. Jaroski_____________________________

______________________Edward L. Jaroski - President and Chairman of the Board___

Date__________________September 29, 2005________________________________________

    Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*_____/s/ Edward L. Jaroski_____________________________

______________________Edward L. Jaroski - President and Chairman of the Board___

Date__________________September 29, 2005________________________________________

By (Signature and Title)*____/s/ Carla Homer____________________________________

______________________Carla Homer - Treasurer___________________________________

Date__________________ September 29, 2005_______________________________________

* Print the name and title of each signing officer under his or her signature.